SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No.               63        (File No. 2-47430)      [X]
                                        ---------
                                                               2-29358
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.             25        (File No. 811-1674)                      [X]
                      ---------


             IDS Life Variable Annuity Fund B (Individual and Group)
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            70100 AXP Financial Center, Minneapolis, Minnesota 55474
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                                 (612) 671-3678
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  Mary Ellyn Minenko - 50607 AXP Financial Center, Minneapolis, Minnesota 55474
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Approximate Date of Proposed Public Offering

It  is proposed that this filing will become effective (check appropriate box)
   [ ]  immediately  upon  filing  pursuant to  paragraph  (b)
   [X] on May 1, 2001 pursuant to paragraph (b)
   [ ] 60 days after filing pursuant to paragraph (a)
   [ ] on (date) pursuant to paragraph (a) of rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to section 24-F of the Investment Company Act of 1940.

[AMERICAN EXPRESS LOGO]                               IDS LIFE VARIABLE ANNUITY
                                                                         FUND B


Individual Variable Annuity Contracts
and Group Variable Annuity Contracts



PROSPECTUS/MAY 1, 2001


IDS Life Variable Annuity Fund B (the Fund) is a segregated asset account of IDS Life Insurance Company (IDS Life). The investment objective of the Fund is long-term capital appreciation. The Fund invests primarily in common stocks of U.S. corporations. The Fund also may invest in preferred stocks and in corporate and government bonds.

This prospectus describes the following types of qualified annuities offered by IDS Life:

- three individual variable annuity contracts for use with tax-deferred retirement plans.

- a group variable annuity contract for plans adopted by public school systems and certain tax-exempt organizations.


Your contract does not provide any necessary or additional tax deferral since it is used to fund a retirement plan that is already tax-deferred.


NEW CONTRACTS ARE NOT CURRENTLY BEING OFFERED. This prospectus gives you facts about the Fund. You should read it and keep it with your investment records for future reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS ANNUITY IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS ANNUITY INVOLVES RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


IDS LIFE VARIABLE ANNUITY FUND B
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MINNESOTA 55474
(800) 862-7919

TABLE OF CONTENTS

SUMMARY OF CONTENTS ........................................................   3

FINANCIAL HIGHLIGHTS .......................................................   4

THE VARIABLE ANNUITY .......................................................   4

INVESTMENT OBJECTIVE .......................................................   4

RISKS ......................................................................   5

NON-FUNDAMENTAL POLICIES ...................................................   5

FUNDAMENTAL POLICIES .......................................................   6

PORTFOLIO MANAGER ..........................................................   6

INVESTMENT AGREEMENTS ......................................................   6

BROKERAGE ..................................................................   6

THE CONTRACTS ..............................................................   7

THE FIXED ACCOUNT ..........................................................   7

AUTOMATED TRANSFERS AND PARTIAL SURRENDERS .................................   8

MEASURING THE VALUE OF YOUR CONTRACT .......................................   8

VALUING FUND ASSETS ........................................................   9

WHEN WE CREDIT YOUR PURCHASE PAYMENTS ......................................   9

VALUING AN ACCUMULATION UNIT ...............................................   9

VALUING AN ANNUITY UNIT ....................................................  10

ANNUITY PAYMENT STARTING DATE ..............................................  10

TABLE OF SETTLEMENT RATES ..................................................  11

ANNUITY PAYMENT PLANS ......................................................  11

THE CHARGES YOU PAY ........................................................  12

SURRENDERING YOUR CONTRACT .................................................  14

SPECIAL RULES IF THE ANNUITANT DIES BEFORE
  THE ANNUITY PAYMENT STARTING DATE ........................................  15

SPECIAL FEATURES OF THE
  GROUP VARIABLE ANNUITY CONTRACT ..........................................  15

YOUR RIGHT TO CANCEL INSTALLMENT CONTRACTS .................................  16

WHAT ABOUT YOUR TAXES? .....................................................  16

VOTING RIGHTS ..............................................................  17

MANAGEMENT .................................................................  18

DIRECTORS AND OFFICERS OF IDS LIFE INSURANCE COMPANY .......................  19

OTHER INFORMATION ..........................................................  20

IDS LIFE INSURANCE COMPANY FINANCIAL INFORMATION ...........................  22

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2 IDS LIFE VARIABLE ANNUITY FUND B

SUMMARY OF CONTENTS

ABOUT THE VARIABLE ANNUITY: IDS Life offers variable annuities for sale through the Fund, a diversified open-end management investment company. Variable annuity contracts guarantee regular payments to contract purchasers. The amount of these payments is influenced by the performance of the securities in which the Fund invests (page 4).

FINANCIAL HIGHLIGHTS: This table shows important financial information you will need to evaluate the Fund's performance (page 4).

INVESTMENT OBJECTIVE: The Fund's investment objective is long-term capital appreciation in order to build up values and to make annuity payments. The Fund invests primarily in common stock and also may invest in preferred stock and in government and corporate bonds. The Fund may invest in foreign securities, futures contracts and options. There is no guarantee that the Fund will achieve its investment objective because any investment involves risk (page 4).

PORTFOLIO MANAGER: Anne Obermeyer, portfolio manager, manages the Fund.
(page 6).

INVESTMENT AGREEMENTS: The Fund is a segregated asset account of IDS Life Insurance Company, a stock life insurance company. IDS Life manages the investments of the Fund pursuant to an Investment Management Agreement. Under this agreement, IDS Life receives a management fee equal to 0.4% of the Fund's average daily net assets for each year. Under a Distribution and Services Agreement, IDS Life also serves as principal underwriter of the Fund. IDS Life annually pays 0.25% of the Fund's net assets to American Express Financial Corporation, for investment advice regarding management of the Fund's investments (page 6).

CONTRACTS: This prospectus describes the following types of qualified annuities:


- A single payment deferred annuity that you purchased by making an initial payment of at least $3,000.

- A single payment immediate annuity that you purchased by making an initial payment of at least $3,000.

- A flexible installment deferred annuity that you purchased by making 10 or more annual payments of at least $300.

  Each of the individual variable annuity contracts described above is for use with tax-deferred retirement plans that are subject to applicable Federal law and any rules of the plan itself:

  - Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

  - Roth IRAs under Section 408 A of the Code

  - Plans under Section 401(k) of the Code

  - Custodial and trusteed plans under Section 401(a) of the Code

- A group variable annuity contract designed to provide benefits under annuity plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code. The contract was issued to the employer as owner and provides benefits to all group contract participants (participants) in the underlying annuity plan. A participant makes an annual contribution. The contribution must be at least $300 per year if your retirement date is 10 years or more from your application date. If your retirement date is less than 10 years from your application date, the contribution must be large enough so that contributions total at least $3,000 by your retirement date (page 7).

Your contract does not provide any necessary or additional tax-deferral since it is used to fund a retirement plan that is already tax-deferred.

TRANSFERS BETWEEN ACCOUNTS: Before the annuity payment starting date, you may give IDS Life written or telephone instructions to transfer the contract value of your investment between the fixed account and the variable account. Transfers must be for at least $50 and will go into effect when IDS Life then records it at its home office (page 7).


CHARGES YOU PAY: IDS Life deducts a combined sales and administrative charge from payments made into the Fund (page 12).

Additionally, IDS Life may deduct for premium taxes imposed on us by state or local governments. Most states don't have premium taxes but in those that do, IDS Life may make a deduction. State premium taxes range from 0 to 3.5% of the gross purchase payments. (page 14).

SURRENDERING YOUR CONTRACT: You can surrender all or part of your deferred annuity contract any time before the annuity payment starting date by giving IDS Life written or telephone instructions. IDS Life will cash in the number of accumulation units or fixed dollar accumulation value required for the amount of money you request. IDS Life will give the accumulation units the accumulation unit value it determines on the date IDS Life receives your request. However, you can't surrender part of your contract if the remaining accumulation value is less than $20. You cannot make any surrenders after annuity payments have started. You will pay income tax on your surrender and you may have to pay an IRS penalty tax on early withdrawal if you surrender part or all of your contract before reaching age 59 1/2. In addition, the code may impose 20% income tax withholding. The Tax Reform Act of 1986 restricts your right to receive a distribution from a Tax-Sheltered Annuity (TSA).

You may lose money if you surrender your contract too soon because the percentage that IDS Life deducts is higher in the earlier years.

A surrender by a participant in a tax-deferred retirement plan qualified under Sections 401, 403, 408 or 408A of the Code may result in adverse tax consequences. You should consult a tax advisor before making a surrender request (page 14).

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                                                    PROSPECTUS -- MAY 1, 2001  3

FEDERAL TAX INFORMATION: According to current interpretations of federal income tax law, generally there is no federal income tax on any increase in your annuity's value until you receive a distribution. Under certain circumstances, there may be a 10% IRS penalty tax on early withdrawal and 20% income tax withholding on distributions (page 16).

ADDITIONAL INFORMATION

For information about the Fund's history, organization and headquarters as well as information about IDS Life and American Express Financial Corporation (AEFC), see page 20.

FINANCIAL HIGHLIGHTS
FROM JAN. 1, 1991 TO DEC. 31, 2000

YEAR ENDED DEC. 31,                  2000      1999      1998      1997      1996      1995      1994      1993      1992      1991
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
Accumulation unit value
  at beginning of year              $38.85    $29.29    $24.71    $20.26    $16.55    $12.18    $12.69    $11.60    $10.87    $7.29
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INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)          (.29)     (.29)     (.19)     (.16)     (.09)     (.03)      .03      (.02)     (.03)     .02
Net gains (losses) (both realized
  and unrealized)                    (1.77)     9.85      4.77      4.61      3.80      4.40      (.54)     1.11       .76     3.56
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Total from investment operations     (2.06)     9.56      4.58      4.45      3.71      4.37      (.51)     1.09       .73     3.58
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Accumulation unit value
  at end of year                    $36.79    $38.85    $29.29    $24.71    $20.26    $16.55    $12.18    $12.69    $11.60   $10.87
------------------------------------------------------------------------------------------------------------------------------------
Total return*                        (5.30%)   32.64%    18.54%    21.96%    22.42%    35.88%    (4.00%)    9.42%     6.72%   49.03%
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RATIOS/SUPPLEMENTAL DATA
Total contract owner's equity
  at end of year (000 omitted)     $745,723  $908,999  $796,179  $758,172  $673,907  $613,941  $494,520  $534,556  $506,150 $500,877

Ratio of operating expenses
  to average daily net assets         1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%    1.41%

Ratio of net investment income (loss)
  to average daily net assets         (.71%)    (.89%)    (.73%)    (.72%)    (.50%)    (.19%)     .25%     (.17%)    (.28%)    .26%

Portfolio turnover rate                 79%        6%       16%       29%       12%       44%       61%       64%       74%      67%
------------------------------------------------------------------------------------------------------------------------------------

* Total return does not reflect payment of a sales charge.


This table pertains to accumulation units only. When you begin to receive your annuity payments, accumulation units change to annuity units. The value of an annuity unit (assuming a 3.5% investment rate) was $12.32 as of Dec. 31, 2000, $13.46 as of Dec. 31, 1999, $10. 51 as of Dec. 31, 1998, $9.17 as
of Dec. 31, 1997, $7.78 as of Dec. 31, 1996, $6.58 as of Dec. 31, 1995, $5.02
as of Dec. 31, 1994, $5.41 as of Dec. 31, 1993, $5.11 as of Dec. 31, 1992 and
$4.96 as of Dec. 31, 1991. The value of an annuity unit (assuming a5% investment rate) was $7.78 as of Dec. 31, 2000, $8.63 as of Dec. 31, 1999, $6.83 as of Dec. 31, 1998, $6.05 as of Dec. 31, 1997, $5.21 as of Dec. 31,
1996, $4.47 as of Dec. 31, 1995, $3.46 as of Dec. 31, 1994, $3.78 as of Dec.
31, 1993, $3.63 as of Dec. 31, 1992 and $3.57 as of Dec. 31, 1991.


The information in this table is derived from financial statements of the Fund that have been audited by Ernst & Young LLP, independent auditors. The independent auditor's report and additional information about the performance of the Fund are in the Fund's annual report, which you can obtain without charge if it is not included with this prospectus.

THE VARIABLE ANNUITY

An annuity is a contract with a life insurance company that guarantees regular income to the purchaser. Most people buy annuities to provide income in their retirement years. When many people think of an annuity, they think of a fixed dollar annuity. With a fixed dollar annuity, the insurance company bears the risk of investment gain or loss and guarantees payment of an exact monthly amount. A variable annuity also guarantees you regular payments. However, the amount of the payments will fluctuate with the performance of the securities in which the annuity fund invests. So if the securities go up in value, you may receive larger annuity payments. If they go down, you may receive smaller annuity payments.

INVESTMENT OBJECTIVE

The Fund's investment objective is long-term capital appreciation. There is no guarantee the Fund will achieve its investment objective because any investment involves risk. IDS Life can change the Fund's investment objective without the approval of the Fund's contract holders, but IDS Life has no intention of doing so.

The Fund invests primarily in U.S. common stocks. The Fund also may invest in preferred stocks and in corporate and government bonds. Some bonds issued by agencies of the U.S. government are not supported by the full faith and credit of the United States.

The Fund may invest up to 30% of its total assets at the time of purchase in foreign securities. In selecting foreign investments, the Fund generally will seek to invest in companies that it anticipates will experience economic growth at least as great as that anticipated in the U.S. companies in which it invests. The securities that the Fund believes offer attractive opportunities for investment may change from time to time.

The Fund may use derivative instruments from time to time. However, at this time, the use of such instruments is not a principal strategy of the Fund.

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4 IDS LIFE VARIABLE ANNUITY FUND B

For temporary purposes, the Fund may make certain investments. It may buy short-term U.S. and Canadian government securities. It may invest in bank obligations including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and letters of credit. The Fund may buy short-term corporate notes and obligations rated in the top two classifications or the equivalent by Standard and Poor's or Moody's.

RISKS

Please remember that you may lose money. Principal risks associated with an investment in the Fund include:

- Market Risk


- Interest Rate Risk


- Foreign Risk

- Liquidity Risk

MARKET RISK

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

INTEREST RATE RISK

The risk of losses attributable to changes in interest rates. This term is generally associated with, but not limited to, bond prices (when interest rates rise, bond prices fall).

FOREIGN RISK

The following are all components of foreign risk:

COUNTRY RISK includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

CURRENCY RISK results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

CUSTODY RISK refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

LIQUIDITY RISK

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

NON-FUNDAMENTAL POLICIES

No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

The Fund will not buy securities on margin (use borrowed money to buy securities) or sell short. With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price on the replacement date. The price at such time may be more or less than the price at which the investor sold the security.

The Fund will not invest in illiquid securities if more than 10% of the Fund's net assets would be invested in such securities.

The Fund may invest its assets in an open-end management investment company (another fund) having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The Board of Managers of the Fund can change the investment policies described above without the consent of contract holders.

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                                                    PROSPECTUS -- MAY 1, 2001  5

FUNDAMENTAL POLICIES

The Fund observes the following fundamental investment restrictions, that cannot change without approval by a vote of the contract holders:

- The Fund will not borrow money or property except as a temporary measure for extraordinary or emergency purposes.

- The Fund will not underwrite securities of other issuers, except as allowed by applicable law.

- The Fund will not concentrate in any one industry.

- The Fund may invest up to 10% of its total assets, taken at cost, in real properties, but will not do so as a principal activity.

- The Fund will not invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision. The limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

- The Fund will not purchase securities of any issuer if immediately after, and as a result of a purchase, the Fund would own more than 10% of the outstanding voting securities of the issuer.

- The Fund may not make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

- The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This will not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

PORTFOLIO MANAGER

Anne Obermeyer joined American Express Financial Corporation in 1984 and serves as portfolio manager. She was appointed to manage this fund and IDS Life Variable Annuity Fund A (Fund A) in January 2000. She has assisted in the management of several equity mutual funds and institutional portfolios since 1996.

INVESTMENT AGREEMENTS

IDS Life is the Fund's investment manager. Under the Investment Management Agreement between IDS Life and the Fund, IDS Life charges a fee for managing the Fund's investments. This amounts to 0.4% of the Fund's average daily net assets for the year.

IDS Life does not keep all of this fee. IDS Life and AEFC have an Investment Advisory Agreement that calls for IDS Life to pay AEFC a fee for serving as investment advisor for the Fund. The fee is 0.25% of the Fund's average net assets for the year.

In addition to paying its own management fee, the Fund also pays all brokerage commissions and charges in the purchase and sale of assets. Brokerage charges are paid to IDS Life for reimbursement of charges incurred in the purchase and sale of foreign securities.

An Investment Management Agreement and an Advisory Agreement were approved by the contract holders on Dec. 30, 1983, as a result of the IDS/American Express Company merger. Both agreements will continue each year as long as they are approved:

- by a majority of the Board of Managers of the Fund or a majority of the outstanding votes of the Fund, and

- by a majority of the Board of Managers of the Fund who are not "interested persons" of IDS Life or AEFC.

All votes by the Board of Managers must be taken at a meeting called specifically to approve or disapprove the agreements and all votes must be cast in person.

IDS Life may cancel either of its agreements without penalty, provided it gives 60 days' notice in writing. AEFC and the Fund may do the same. If the Fund decides to cancel its management agreement with IDS Life, it must have the approval of either the Board of Managers or a majority of the votes of contract holders. If there is any assignment of either agreement, it ends immediately.

BROKERAGE


Under the Investment Management Agreement, IDS Life has responsibility for making the Fund's investment decisions, for executing trades for the Fund's portfolio and for negotiating any brokerage commissions. IDS Life intends to direct AEFC to execute trades and negotiate commissions on its behalf. These services are covered by the Investment Advisory Agreement between AEFC and IDS Life. When AEFC acts on IDS Life's behalf for the Fund, it follows the rules described here for IDS Life. The Fund paid total brokerage commissions for each of the last three years as follows: $607,572 for 2000, $210,060 for 1999 and $247,323 for 1998. IDS Life intends to continue to examine and consider ways to reduce brokerage costs.


The Investment Management Agreement generally requires IDS Life to use its best efforts to obtain the best available price and the most favorable execution. However, brokerage firms may provide some extra services, including economic or investment research and analysis. Sometimes it may be desirable to compensate a broker for research or brokerage services by paying a commission that it might not otherwise charge, or a commission in excess of what another broker might charge. The Board of Managers has adopted a policy authorizing IDS Life to do so to the extent authorized by law, if IDS Life determines, in good faith, that the amount of commission is reasonable in relation to the value of the brokerage or research services provided by the broker.

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6 IDS LIFE VARIABLE ANNUITY FUND B

In purchases and sales of securities involving transactions not listed on an exchange or in listed securities that are traded off of the exchange, the Fund will deal with a market maker as principal, or a broker as agent, depending upon the method IDS Life believes will produce the best available price and most favorable execution as described above. In transactions with a broker who acts as principal, commissions generally are not stated separately, but are included in the price of the securities.

AEFC gives investment advice to a number of investment companies and mutual funds. Where more than one of these companies or funds are interested in the same securities at the same time, AEFC carries out the sale or purchase in a way that all agree in advance is fair.

Sharing in a large transaction may affect the price or volume of shares acquired. But by these transactions, the Fund hopes to gain an advantage in execution.

The Fund may pay brokerage commissions to broker-dealer affiliates of IDS Life, AEFC and American Express Company.

THE CONTRACTS

This prospectus describes the following types of qualified variable annuities:


- SINGLE PAYMENT -- DEFERRED ANNUITY. You made a single purchase payment. Annuity payments are deferred until some future date.

- SINGLE PAYMENT -- IMMEDIATE ANNUITY. You made a single payment. Annuity payments will begin within 60 days after IDS Life approves your application.


- FLEXIBLE INSTALLMENT PAYMENT -- DEFERRED ANNUITY. You make purchase payments in installments over one or more years. Annuity payments begin at some future date after you have paid all installments.

- A GROUP VARIABLE ANNUITY CONTRACT. This contract provides benefits under annuity plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code. The contract is a master contract issued to the employer as owner and provides benefits for all annuity plan participants. Generally IDS Life will not issue a contract to an employer unless there are at least five employees who are plan participants or who already own contracts based on the Fund. The annual contribution a participant makes must be at least equal to the larger of (1) an amount which, when multiplied by the number of contract years between the application date and the retirement date, equals $3,000 or (2) $300 a year. A participant may increase the amount of this annual contribution within the limits provided by the Code. However, if the annual contribution is more than twice that of the very first annual contribution, IDS Life may place some further conditions on contributions. No contribution will be accepted that is not within the employee exclusion allowance provided by Section 403(b) of the Code. The contract provides several optional settlement modes that each plan participant may elect. However, if at the annuity starting date the accumulation value of the contract is less than $2,000, then the accumulation value may be paid in a lump sum.

THE FIXED ACCOUNT


You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


If you have a deferred annuity contract, you can change your mind from time to time and apply all or part of your future purchase payments to the fixed account.

Also, the contract provides that once each contract year, you can transfer accumulation values of at least $250 from the variable account to the fixed account or from the fixed account to the variable account. This right ends 30 days before annuity payments begin. Presently, IDS Life does not intend to limit the number of transfers from the variable account to the fixed account; however, IDS Life limits transfers from the fixed account to the variable account to one per contract year. Just write or telephone IDS Life and indicate the dollar amount, percentage of, or number of variable accumulation units to transfer from the Fund or the amount of fixed dollar accumulation value to transfer to the Fund.

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                                                    PROSPECTUS -- MAY 1, 2001  7

AUTOMATED TRANSFERS AND PARTIAL SURRENDERS

IDS Life currently allows deferred annuity contract holders to establish:

- automated transfers of contract values between the fixed account and variable account; or

- automated partial surrenders of contract values.

Both services can be in effect at the same time. You can establish them through a one-time written or telephone request to IDS Life.

The minimum transfer amount from any account or partial surrender amount from the contract is $50. You can make the transfer or surrender on a monthly, quarterly, semi-annual or annual basis. You may start or stop this service at any time but you must give IDS Life 30 days' notice to change any automated transfer or surrender instructions that are currently in place. Automated transfers or partial surrenders are subject to all of the other contract provisions and terms including provisions relating to the transfer of money between accounts. They are not available for 1969 Series Contracts that were issued prior to May 1971.

Automated transfers from the fixed account may not exceed an amount that will deplete the fixed account within 12 months. If you have made any type of transfer from the fixed account, you may not transfer contract values from the variable account back to the fixed account until the next contract anniversary.

For more information regarding surrenders, see page 14.

Under some contracts, applicable law may restrict automated partial surrenders. When automated partial surrenders are in effect, additional purchase payments may not be appropriate and, therefore, are not permitted.

IDS Life has the authority to honor any telephone requests believed to be authentic and will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. As long as IDS Life follows the procedures IDS Life and its affiliates will not be liable for any loss resulting from fraudulent requests. IDS Life will process your transfer and/or variable surrender request on the valuation date (any normal business day, Monday through Friday, that the New York Stock Exchange (NYSE) is open) after we receive it. At times when the volume of telephone requests is unusually high, IDS Life will take special measures to ensure that your call is answered as promptly as possible. IDS Life will not allow a telephone surrender request within 30 days of a phoned-in address change.

You may request that telephone withdrawals not be authorized from your account by writing IDS Life.

Automated partial surrenders may result in income taxes and IRS penalty taxes being applied to all or a portion of the amount surrendered. See the sections on Tax charges and Surrendering your contract (page 16).

Consult your tax advisor if you have any questions about the taxation of your annuity.

MEASURING THE VALUE OF YOUR CONTRACT

Because values are always changing with the performance of the Fund's investments, it is not easy to measure value with a variable annuity contract. For this reason IDS Life uses a technique that involves "units." IDS Life measures the performance of the Fund by changes in the value of a single unit, rather than the total value of the Fund. There are two kinds of units. As long as you are paying into the Fund they are called "accumulation units." When you begin to receive your annuity payments, they change to "annuity units."


- Accumulation units are used to measure the value of deferred annuity contracts during the period before IDS Life makes annuity payments to you. Here is the formula:


  NUMBER OF YOUR             VALUE OF ONE             TOTAL
  ACCUMULATION       X       ACCUMULATION      =      ACCUMULATION
  UNITS                      UNIT                     VALUE


If you bought a deferred annuity contract, IDS Life credited your purchase payments as accumulation units to your contract.

- Annuity units determine the value of each annuity payment. If you bought an immediate annuity contract, IDS Life credited your purchase payment as annuity units to your account.

Under a deferred annuity contract, when annuity payments begin, IDS Life will convert your accumulation value into annuity units. From then on, your annuity payments are based on the current annuity unit value. Here is the formula:


  NUMBER OF YOUR     X       ANNUITY UNIT      =      VALUE OF ONE
  ANNUITY UNITS              VALUE                    ANNUITY PAYMENT

--------------------------------------------------------------------------------
8 IDS LIFE VARIABLE ANNUITY FUND B

DATES WE REVALUE UNITS -- VALUATION DATE

IDS Life values your units at least once every seven days. At the present time, IDS Life values your units each business day at the close of trading on the NYSE. During an emergency, the Fund can suspend redemption. Those emergency situations would occur if:

- The NYSE closes for reasons other than the usual weekend and holiday closings, or trading on the NYSE is restricted,

- Disposal of the Fund's securities is not reasonable, or it is not reasonably practical for the Fund to determine the fair value of its net assets, or

- The Securities and Exchange Commission under the provisions of the Investment Company Act of 1940 (1940 Act) declares a period of emergency to exist.

SPLITTING UNITS

IDS Life can split accumulation or annuity units. We will do so only if it is in the best interests of the contract holders, the annuitants and IDS Life.

THE VALUATION PERIOD

The valuation period starts after the close of business (when the NYSE closes, normally 3 p.m. Central time) on one valuation date and ends with the close of business on the next valuation date.

VALUING FUND ASSETS

We determine the net value of the Fund's assets at the start of each valuation period by taking the total value of the Fund's assets and subtracting liabilities. The net asset value per share generally changes each day. We value the Fund's securities as follows:

- We value securities traded on national securities exchanges at the last quoted sales price on that day. If a particular security hasn't been traded on a certain day, we take the average price between the last bid (offer to buy) and the last asked (offer to sell) price.

- We also value securities with readily available market quotations but without a listing on an exchange at the average between the last bid and the last asked price.

- We value short-term securities maturing more than 60 days from the valuation date at the market price or approximate market value based on current interest rates. We value short-term securities maturing in 60 days or less but that originally had maturities of more than 60 days at the acquisition date on an amortized cost basis using the market value on the 61st day before maturity.

  We value short-term securities maturing in 60 days or less at the acquisition date at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or systematically reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

- We value securities and other assets without a ready market price at fair value. The Board of Managers is responsible for using valuation methods they believe give fair value. In cases like this, they may use an outside organization to value these securities. These organizations may use methods that take into consideration yields, trading characteristics and other market data.

WHEN WE CREDIT YOUR PURCHASE PAYMENTS


IDS Life credits each purchase payment at the end of the valuation period during which we receive it at our home office.


VALUING AN ACCUMULATION UNIT


IDS Life uses accumulation units to measure the value of your contract during the period before annuity payments begin. We determine the value of an accumulation unit by multiplying the accumulation unit value for the last valuation period by the net investment factor for the current period. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular account we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value equals the last value times the account's current investment factor.

WE DETERMINE THE INVESTMENT FACTOR BY:

- Calculating the current net value of the Fund's assets, excluding the fee IDS Life charges for bearing the risk of increases in life expectancy and administrative expenses ("mortality and expense risk assurance fee").

- Dividing that amount by the previous net value of the Fund's assets; and

- Subtracting the amount representing the mortality and expense risk assurance fee from the result.

Because the net asset value of the Fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk.

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001  9

FACTORS THAT AFFECT VARIABLE ACCOUNT ACCUMULATION UNITS:

Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the Fund;

- transfers into or out of the Fund; and/or

- partial surrenders.

Accumulation unit values will fluctuate due to:

- changes in the Fund's net asset value;

- interest and dividends earned by the Fund;

- net realized and unrealized capital gains or losses of the Fund;

- Fund operating expenses, and/or

- mortality and expense risk assurance fee.

VALUING AN ANNUITY UNIT

When you are ready to receive annuity payments, IDS Life exchanges your accumulation units for annuity units. Annuity units measure each variable annuity payment. To determine the value of an annuity unit, we multiply the annuity unit value on the last valuation date by the product of (1) the investment factor for the current period, and (2) the neutralizing factor.

The neutralizing factor removes the assumed investment rate that is built into the variable annuity tables in your contract. The neutralizing factor for a one-day valuation period is 0.999866, when the usual 5% assumed investment rate is used.

Here is a shortcut for calculating the value of an annuity unit:

- Substitute the term "annuity unit" for the term "accumulation unit" each time it appears in the example used for calculating accumulation unit values.

- Then take the answer in Step 4 ($1.102764) and multiply it by the neutralizing factor (0.999866). The answer is the current value of an annuity unit, or $1.102616.

The assumed investment rate is not always 5%. For example, contracts subject to Texas law cannot use more than a 3.5% investment rate. You can request a 3.5% investment rate by sending a written request to IDS Life at its home office. The current policy of IDS Life is to grant a request received no later than 30 days before settlement.

Why would you want a lower assumed investment rate? The value of an annuity unit will rise or fall to the extent that the actual investment rate for the period is more or less than the assumed investment rate. A lower assumed rate produces a lower initial annuity payment, but later payments will rise faster if unit values are going up. Later payments will fall more slowly if unit values are dropping.

ANNUITY PAYMENT STARTING DATE


INDIVIDUAL CONTRACTS. For deferred contracts paid for in annual installments or with a single payment, you selected the annuity payment starting date in your application. You may change the payment date at any time not less than 30 days before annuity payments are to start.

For SINGLE PAYMENT DEFERRED CONTRACTS, the annuity payment starting date was at least 60 days after the application date.

For IMMEDIATE CONTRACTS, the annuity payment starting date was no later than 60 days after the application date.


You can only wait so long before annuity payments begin. The annuity payment starting date must come before the annuitant's 75th birthday.

GROUP CONTRACTS. For group contracts, the participant elects the annuity starting date and the annuity payment plan in the Statement of Participation. The participant may change either election anytime not less than 30 days before annuity payments start. The annuity starting date must be at least so many years after the application date that the number of years multiplied by the annual purchase payment equals or exceeds $3,000.

Additionally, the annuity payment starting date must be no later than the certificate anniversary nearest the annuitant's 75th birthday.

For all annuities except Roth IRAs, to avoid IRS penalty taxes, the retirement date generally must be:

- on or after the date the annuitant reaches age 59 1/2; and

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires; except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2.

--------------------------------------------------------------------------------
10 IDS LIFE VARIABLE ANNUITY FUND B

TABLE OF SETTLEMENT RATES

The Progressive Annuity Table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the adjusted age and, when applicable, the sex of the annuitant.

Adjusted age is equal to the annuitant's birthday nearest the settlement date minus any adjustments depending on the calendar year of birth of the annuitant as follows:

                                                                                ADJUSTMENT FOR
             CALENDAR YEAR OF ANNUITANT'S BIRTH                               MALE          FEMALE
                      Prior to 1920                                            0               4
                      1920 through 1939                                        1               5
                      1940 through 1954                                        2               6
                      1955 through 1969                                        3               7
                      After 1969                                               4               8

In ARIZONA GOVERNING COMMITTEE FOR TAX DEFERRED ANNUITY AND DEFERRED COMPENSATION PLANS, ETC. ET AL. V. NATHALIE NORRIS, ETC., the United States Supreme Court decided that Title VII of the Civil Rights Act of 1964 prohibits an employer from offering its employees the option of receiving retirement benefits from one of several companies selected by the employer, all of which pay a woman lower monthly retirement benefits than a similarly situated man. The Court ordered that all retirement benefits derived from contributions made on and after Aug. 1, 1983, must be calculated without regard to the sex of the annuitant.

IDS Life has been administering contributions received since Aug. 1, 1983, on the company's in-force annuity contracts to provide retirement benefits without regard to the sex of the annuitant in those markets which are affected by the Norris decision. IDS Life also has amended new contracts in order to assure continued compliance by employers with the obligations imposed on them by the Norris decision.

ANNUITY PAYMENT PLANS


You may have selected on the application how you want annuity payments made and when the payments are to begin. If you have a deferred annuity contract, you may change your payment plan at any time at least 30 days before the annuity payment starting date.


Here are the plans available for all annuity contracts as described in this prospectus:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payments until the annuitant's death. Payments end with the last payment before the annuitant's death; we will not make any further payments. This means that if the annuitant dies after we have made only one monthly payment, we will not make any more payments.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payments for a guaranteed payment period of five, ten or 15 years that you elect. This election will determine the length of the payment period to the beneficiary if the annuitant should die before the elected period has expired. We calculate the guaranteed payment period from the retirement date. If the annuitant outlives the elected guaranteed payment period, we will continue to make payments until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payments until the annuitant's death, with our guarantee that payments will continue for some period of time. We will make payments for at least the number of months determined by dividing the amount applied under this option by the first monthly payment, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payments while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payments at the full amount until the death of the surviving annuitant. Payments end with the death of the second annuitant.


ANNUITY PAYMENT PLAN REQUIREMENTS: You have the responsibility for electing a payment plan that complies with your contract and with applicable law. The options will meet certain IRS regulations governing required minimum distributions if the payment plan meets the incidental distribution benefit requirements, if any, and the payments are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


A beneficiary of a variable annuity contract may ask for one lump-sum payment under Plan B or Plan C. This payment may be subject to 20% income tax withholding if made directly to a surviving spouse. IDS Life will not grant the request if you asked us not to.

If you have not selected a plan by the annuity payment starting date, Plan B with 120 guaranteed monthly payments will be used.

Contract values that you have allocated to the fixed account will provide fixed-dollar payments while the remaining contract values will provide variable annuity payments.

If the value of the contract is less than $2,000 on the annuity payment starting date, IDS Life may pay the accumulation value in a lump-sum.

--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  11

DETERMINATION OF MONTHLY ANNUITY PAYMENTS FOR DEFERRED CONTRACTS

When annuity payments are to begin, IDS Life computes the first monthly variable annuity payment on the valuation date on or right before the seventh day before the annuity payment starting date.

IDS Life makes the computations using the table of settlement rates in your contract unless we agree on an optional table. IDS Life uses a different table if you elected a 3.5% assumed investment rate. We divide the amount of the first payment by the annuity unit value to give the number of annuity units for your contract.


IDS Life will determine each monthly payment after the first one by multiplying the number of annuity units by the current annuity unit value. IDS Life will compute variable annuity payments on the valuation date on or right before the seventh day before the annuity payment date.


Here is an example: Assume the variable accumulation value on the valuation date seven days before the annuity payment starting date was $30,000, and the plan you selected produces an initial payment of $6 for each $1,000 of accumulation value. Ignoring premium taxes, if any, the first payment would be $180 (30 x $6 = $180).

Now assume the annuity unit value on the valuation date seven days before the annuity payment starting date is $1.800000. The number of annuity units for your contract is 100 ($180 DIVIDED BY $1.800000 = 100). Ordinarily, IDS Life will pay the value of the same number of annuity units each month.

DETERMINATION OF MONTHLY ANNUITY PAYMENTS FOR IMMEDIATE CONTRACTS


IDS Life multiplied the number of your annuity units by the value of one unit. IDS Life determined the value of one unit on the valuation date on or right before the seventh day before the annuity payment was due. The following example shows how we determined the number of your annuity units:

Assume the net purchase payment was $30,000, and the conversion factor, based on actuarial tables and the contract you selected, is $5.50.

Assume the value of one annuity unit on the valuation date was $1.500000.


First divide the net purchase payments by $1,000: $30,000 DIVIDED BY $1,000 = $30. Next multiply the answer by the conversion factor: $30 x $5.50 = $165.

Divide the answer by the value of one unit. This gives the number of annuity units paid out each month: $165 DIVIDED BY $1.500000 = 110 units.

THE CHARGES YOU PAY

1) SALES AND ADMINISTRATIVE CHARGES

The tables below show the deductions from your purchase payments for sales and administrative charges for single payment contracts and flexible installment payment contracts. The net amount invested is the total purchase payments minus the deduction for sales and administrative charges.

SINGLE PAYMENT CONTRACTS, 1972 SERIES

                                                                                       TOTAL CHARGE            TOTAL DEDUCTION
PART OF THE                             DEDUCTION              DEDUCTION FOR         AS PERCENTAGE OF         AS PERCENTAGE OF
TOTAL PURCHASE                          FOR SALES             ADMINISTRATIVE          TOTAL PURCHASE             NET AMOUNT
PAYMENT                                  CHARGE                   CHARGE                  PAYMENT                 INVESTED
First $1,500                               13.0%                    2.0%                    15.0%                    17.65%
Next $48,500                                3.0                     1.0                      4.0                      4.17
Over $50,000                                1.5                     0.5                      2.0                      2.04

FLEXIBLE INSTALLMENT PAYMENT CONTRACTS, 1972 SERIES

                                                                                       TOTAL CHARGE            TOTAL DEDUCTION
PART OF THE                             DEDUCTION              DEDUCTION FOR         AS PERCENTAGE OF         AS PERCENTAGE OF
TOTAL PURCHASE                          FOR SALES             ADMINISTRATIVE          TOTAL PURCHASE             NET AMOUNT
PAYMENT                                  CHARGE                   CHARGE                  PAYMENT                 INVESTED
First $1,500                               13.0%                    2.0%                    15.0%                    17.65%
Next $48,500                                2.0                     2.0                      4.0                      4.17
Over $50,000                                0.5                     1.5                      2.0                      2.04

--------------------------------------------------------------------------------
12 IDS LIFE VARIABLE ANNUITY FUND B

The effect of the deductions shown above is illustrated in the following table:

                                                                                     SALES AND ADMIN.         SALES AND ADMIN.
                                                                                        CHARGE AS A              CHARGE AS A
$25 MONTHLY                               TOTAL                DEDUCTION FOR           PERCENTAGE OF            PERCENTAGE OF
PURCHASE                                PURCHASE               THE SALES AND          TOTAL PURCHASE            AGGREGATE NET
PAYMENTS                                PAYMENTS               ADMIN. CHARGE             PAYMENTS              AMOUNT INVESTED
1 Year                                   $ 300                    $ 45                      15.00%                   17.65%
5 Years                                  1,500                     225                      15.00                    17.65
10 Years                                 3,000                     285                       9.50                    10.50
15 Years                                 4,500                     345                       7.67                     8.30
20 Years                                 6,000                     405                       6.75                     7.24

                                                                                     SALES AND ADMIN.         SALES AND ADMIN.
                                                                                        CHARGE AS A              CHARGE AS A
$100 MONTHLY                              TOTAL                DEDUCTION FOR           PERCENTAGE OF            PERCENTAGE OF
PURCHASE                                PURCHASE               THE SALES AND          TOTAL PURCHASE            AGGREGATE NET
PAYMENTS                                PAYMENTS               ADMIN. CHARGE             PAYMENTS              AMOUNT INVESTED
1 Year                                  $ 1,200                   $ 180                      15.00%                  17.65%
5 Years                                   6,000                     405                       6.75                    7.24
10 Years                                 12,000                     645                       5.38                    5.68
15 Years                                 18,000                     885                       4.92                    5.17
20 Years                                 24,000                   1,125                       4.69                    4.92

1971 SERIES

                                                                                       TOTAL CHARGE            TOTAL DEDUCTION
PART OF THE                             DEDUCTION              DEDUCTION FOR         AS PERCENTAGE OF         AS PERCENTAGE OF
TOTAL PURCHASE                          FOR SALES             ADMINISTRATIVE          TOTAL PURCHASE             NET AMOUNT
PAYMENT                                  CHARGE                   CHARGE                  PAYMENT                 INVESTED
First $1,000                               18%                      2.0%                    20%                      25.00%
Next $49,000                              3.0                       1.0                    4.0                        4.17
Over $50,000                              1.5                        .5                    2.0                        2.04

1969 SERIES

                                                                                       TOTAL CHARGE            TOTAL DEDUCTION
PART OF THE                             DEDUCTION              DEDUCTION FOR         AS PERCENTAGE OF         AS PERCENTAGE OF
TOTAL PURCHASE                          FOR SALES             ADMINISTRATIVE          TOTAL PURCHASE             NET AMOUNT
PAYMENT                                  CHARGE                   CHARGE                  PAYMENT                 INVESTED
First $1,000                               18%                      2.0%                    20%                      25.00%
Next $49,000                              2.0                       2.0                    4.0                        4.17
Over $50,000                              1.5                        .5                    2.0                        2.04

The table below shows the deduction from your purchase payments for sales and administrative charges for group contracts. The net amount invested is the total purchase payments minus the deduction for sales and administrative charges.

GROUP CONTRACT -- EMPLOYER PLAN

                                                                                       TOTAL CHARGE            TOTAL DEDUCTION
PART OF THE                             DEDUCTION              DEDUCTION FOR         AS PERCENTAGE OF         AS PERCENTAGE OF
TOTAL PURCHASE                          FOR SALES             ADMINISTRATIVE          TOTAL PURCHASE             NET AMOUNT
PAYMENT                                  CHARGE                   CHARGE                  PAYMENT                 INVESTED
First $10,000                              3.75%                    2.0%                    5.75%                     6.10%
Next $40,000                                2.0                     2.0                      4.0                      4.17
Excess over $50,000                         0.5                     1.5                      2.0                      2.04


Under a Distribution and Services Agreement with the Fund, IDS Life is the principal underwriter and performs all sales and administrative duties. It pays salaries, sales commissions, legal, accounting, auditing or actuarial fees, and death benefits under deferred variable annuity contracts. The deductions for sales and administrative charges came to $101,024 for 2000, $105,875 for 1999 and $128,315 for 1998.



--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  13

IDS Life may reduce or eliminate the sales and administrative charge but only to the extent IDS Life anticipates that we will incur lower sales and administrative expenses or perform fewer services. Generally, this will occur with programs established by an employer for all employees or for all employees in a class, under which employees do not individually enroll in the program.

2) PREMIUM TAXES

Some state and local governments impose a premium tax on IDS Life in an amount of up to 3.5%. If a state or local government requires IDS Life to pay a premium tax on your contract, IDS Life may deduct it from your purchase payments or from your contract's accumulation value.


3) MORTALITY AND EXPENSE RISK ASSURANCE FEE


IDS Life will bear any expenses that occur because of an increase in administrative expenses, or because of an increase in the life expectancy of people receiving variable annuity payments. But, it is not responsible for increases in brokers' fees and transfer taxes on the purchase and sale of assets.


For bearing this risk, IDS Life charges the Fund a fee equal to 1% of the Fund's average daily net assets for the year. This came to $9,114,176 for 2000, $8,620,886 for 1999 and $7,728,057 for 1998.



If the fee is more than enough to cover the increases, IDS Life will keep the difference. If the fee is not enough, IDS Life bears the loss.

4) CHARGE FOR INVESTMENT MANAGEMENT


For acting as investment manager, IDS Life charges the Fund a fee equal to 0.4% of the Fund's average net assets for the year, less any brokerage credits. This came to $3,646,618 for 2000, $3,448,538 for 1999 and $3,091,389 for 1998.



5) TAX CHARGES

IDS Life is taxed as a life insurance company under Subchapter L of the Code. IDS Life treats the Fund as part of IDS Life for federal income tax purposes. IDS Life must pay all taxes that come about because of the Fund. For this reason, IDS Life can charge the Fund for tax charges. Under current federal income tax law, no taxes are payable with respect to any income of the Fund.

Investment results credited to a contract are not taxed until you receive annuity benefits.

SURRENDERING YOUR CONTRACT

You can surrender all or part of your deferred annuity contract any time before the annuity payment starting date. Under certain contracts issued in connection with optional retirement programs for employers of certain state supported educational institutions, the contract holder must join in the request. There is no surrender charge for either partial or full surrenders. You cannot surrender the contract in whole or in part after annuity payments have started unless the remaining payments are not dependent on life contingencies.

Immediate annuity contracts can be surrendered at any time as long as the remaining payments are not dependent on life contingencies. See annuity payment plans on page 11.

For a discussion of automated partial surrenders, see page 8.

There are special rules for a participant in the Texas Optional Retirement Program (Texas ORP). The Texas ORP restricts the payment of program benefits to participating employees prior to termination of employment. Accordingly, no contract offered by this prospectus will be issued to fund participation in the Texas ORP unless the purchaser instructs the company not to accept surrender of the contract prior to termination of employment, retirement, death or total disability of the participating employee.

Make your request to IDS Life in writing. IDS Life will cash in the number of accumulation units for the amount you request. The units are valued at the next accumulation unit value calculated after IDS Life receives your request in our Minneapolis home office. You cannot surrender part of your contract if the remaining accumulation value will be less than $20, and you cannot repay any amount you surrender. IDS Life usually will mail a check to you within seven days after we process your request. However, IDS Life can delay sending your check until we are sure we have received good payment for the accumulation units you want to surrender.

You may receive extra money if the Fund's state premium tax liability is reduced as a result of your surrender. If it is, you will receive either the amount of the reduction or the amount already deducted from your purchase payments for premium taxes, whichever is less.

A surrender by a participant in certain tax-deferred retirement plans may result in adverse tax consequences. Consult a qualified tax advisor before requesting a surrender.

DISTRIBUTION RESTRICTIONS. The Code imposes certain restrictions on an owner's right to receive early distributions attributable to salary reduction contributions from a contract purchased for a tax-deferred retirement plan qualified under Section 403(b) of the Code as a TSA.

Distributions attributable to salary reduction contributions may be made from the TSA contract only if the owner has attained age 59 1/2, has become disabled as defined in the Code, has separated from the service of the employer that purchased the contract, or upon the death of the owner. Additionally, if the Owner should encounter a financial hardship (within the meaning of the Code), he or she may receive a distribution of all contract values except those arising from earnings on them. These restrictions apply to amounts credited to

--------------------------------------------------------------------------------
14 IDS LIFE VARIABLE ANNUITY FUND B
the contract after Dec. 31, 1988. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may nonetheless be subject to a 10% tax (in addition to income tax) as a premature distribution and 20% income tax withholding may be imposed (see page 16).

This restriction on the right to receive a distribution does not affect the availability of the amount credited to the contract as of Dec. 31, 1988, and if the contract has a loan provision, the right to receive a loan continues to exist. The restrictions do not apply to transfers or exchanges of contract value within the annuity or to another registered variable annuity contract or investment vehicle available through the employer.

SPECIAL RULES IF THE ANNUITANT DIES BEFORE
THE ANNUITY PAYMENT STARTING DATE

Under a single payment or flexible installment deferred annuity contract, if the annuitant dies before annuity payments begin, the beneficiary will receive the greater of:

- the sum of all purchase payments minus surrenders and unrepaid withdrawals; or

- the accumulation value of the contract.

Under the group variable contract, if the participant dies before annuity payments begin, the beneficiary will receive the greater of:

- the sum of all contributions made by the participant less surrenders; or

- the accumulation value of the participant's account.

IDS Life will pay this death benefit in a lump sum at the end of the valuation period during which its death claim requirements are fulfilled, unless an election has been made to provide an annuity payable to the participant's beneficiary. Payments made directly to a surviving spouse (instead of being rolled over into an IRA) may be subject to 20% income tax withholding.

DISTRIBUTIONS: The IRS has issued proposed regulations which will affect distributions from your contract. These are proposed regulations that may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

IF YOUR BENEFICIARY IS NOT YOUR SPOUSE, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payments under any annuity payment plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payments begin no later than one year following the year of your death; and

- the payment period does not extend beyond the beneficiary's life or life expectancy.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL FEATURES OF THE GROUP VARIABLE ANNUITY CONTRACT

MODIFICATIONS: From time to time, IDS Life may modify the group variable annuity contract in order to conform the contract or give participants the benefit of any federal or state law or any regulation of the U.S. Treasury Department. Without the consent of the affected participant, no modification will affect the amount or terms of an annuity purchased prior to the effective date of the modification. We cannot make any modification without the contract holder's approval prior to the fifth contract anniversary.


On or after this anniversary, IDS Life may make modifications to the contract without the contract holder's consent. The effect of these modifications may include the deductions from contributions for sales and administrative expense, periodic deductions for mortality and expense risk assurances and investment management, and the annuity settlement date. At least 90 days' notice of this type of modification will be given to the contract holder. No modification made after the fifth contract year will affect the rights of any participant who was a participant prior to the effective date of the modification except for that portion of the participant's contributions which exceeds twice the amount of the first annual contribution. The amount in excess of twice the first annual contribution will receive the benefit of the assurances given new entrants into the plan in the year the excess is first received by IDS Life. These assurances will continue so long as the participant continues to make such excess contributions.


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  15

EXPERIENCE RATING: The group variable annuity contract provides for experience rating at the discretion of IDS Life. If the charges made by IDS Life for mortality and expense assurances exceed the expenses incurred, IDS Life may allocate all, a portion, or none of the excess as an experience rating credit. No experience rating credits have been paid to date. IDS Life will determine the experience rating credit, if any, which accrues to any group variable annuity contract annually upon each contract anniversary by IDS Life. IDS Life will determine application of the credit accruing to any group variable annuity contract in one of two ways:

- by a reduction in the amount deducted from subsequent contributions; or

- by the crediting of a number of additional accumulation units or annuity units, as applicable, equal in value to the amount of the credit due (such additional units shall be credited without the deduction imposed on contributions).

ASSIGNMENT PROHIBITED: No benefit or privilege under the contract may be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than IDS Life.

SUSPENSION: IDS Life may suspend a group variable annuity contract upon at least 90 days' written notice to the contract holder if the contract holder has failed to make any contributions during the contract year immediately preceding such notice. A contract holder may suspend a contract upon written notice to IDS Life at least 90 days in advance of the effective date of the suspension. Upon suspension, IDS Life may refuse to accept further contributions. Suspension will in no way affect the accumulation units or annuity units previously credited to any participant.

TERMINATION OF CONTRIBUTIONS: Upon termination of contributions on behalf of a participant for any reason prior to the retirement date, the participant may elect to withdraw the value of, or leave his total account in force under the contract until its value is withdrawn as a surrender, paid upon the death of the participant, or used to provide an annuity for the participant. When a participant's variable account is left in force under the contract, the account will continue to reflect the net investment experience of the Fund except that if the value of the participant's total account is less then $1,000, IDS Life may fulfill its obligations with respect to a participant by payment of the value in a lump sum.

YOUR RIGHT TO CANCEL INSTALLMENT CONTRACTS

You will receive a Statement of Charges and a Notice of Cancellation Rights within 60 days after the contract is sent to you. You will have 45 days from the time this notice was sent to you to cancel your installment contract. You will receive the current accumulation value of your account plus any amounts deducted for taxes and charges.

If you bought this annuity under an IRA program and cancel the contract within seven days after the date of issuance, IDS Life will refund the greater of the total amount of purchase payments, or the value of the net amount invested, without reduction in either case for sales and contract administrative charges and taxes.

WHAT ABOUT YOUR TAXES?

GROUP CONTRACT: If your plan is sponsored by a public school system or an organization that is tax exempt pursuant to Section 501(c)(3) of the Code, then contributions made for the purchase of an annuity contract under Section 403(b) are excludable from your gross income. Any annual contributions that exceed the limits on contributions to a 403(b) contract are not excluded from your gross income.

Once you begin to receive annuity payments, you will be taxed as provided in
Section 72 of the Code. Ordinarily, this means that your total annual annuity payments are taxed as ordinary income. If you elect to receive a lump sum payment rather than annuity payments, the entire amount received may be taxed as ordinary income.

INDIVIDUAL CONTRACT: Generally, under present law, you are not taxed on any increase in the value of the units credited to your individual annuity contract until you receive payments. When payments from an annuity under a tax-deferred retirement plan begin, they are taxed under Section 72 of the Code. Ordinarily, this means that your total annual annuity payments are taxed as ordinary income. If you elect to receive a lump sum payment rather than annuity payments, the entire amount received may be taxed as ordinary income. Amounts received from Roth IRAs may be received tax free if you meet certain distribution requirements.

If you surrender part or all of your annuity, you will be taxed on the payment you receive to the extent that the value of your contract exceeds your investment in the contract. In general, this means that your surrender payment will be taxed as ordinary income. In addition, your regular tax may be increased by 10% of the portion of the distribution includable in income unless the distribution is:

- after you reach age 59 1/2;

- because of your death (or the death of the primary annuitant if the owner is not an individual);

- because you are disabled;

- part of a series of substantially equal periodic payments over the life expectancy of the owner (or joint life expectancies of the owner and beneficiary); or

- because you separate from service on account of early retirement after reaching age 55.

These are the major exceptions to the 10% additional tax. Consult your tax advisor before taking any action.

--------------------------------------------------------------------------------
16 IDS LIFE VARIABLE ANNUITY FUND B

In general, if you receive all or part of your contract value from a qualified annuity (but not an IRA or Roth IRA), mandatory 20% federal income tax withholding (and possibly state income tax withholding) will be imposed at the time the payment is made. In addition, federal and state income tax and the 10% IRS penalty tax for early withdrawals may apply to amounts properly includable in income. This mandatory 20% income tax withholding will not be imposed if:

- instead of receiving the payment, you elect to have the payment rolled over directly to an IRA or another eligible tax-deferred retirement plan;

- the payment is one of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your designated beneficiary) or made over a period of 10 years or more; or

- the payment is a minimum distribution required under the Code.

These are the major exceptions to the mandatory 20% income tax withholding. Payments made to a surviving spouse instead of being directly rolled over into an IRA also may be subject to 20% income tax withholding. For taxable distributions that are not subject to the mandatory 20% withholding, federal income tax and possibly state income tax will be withheld from the taxable part of your distribution unless you elect otherwise.

IDS Life intends the contract to qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain tax qualification, in spite of any other provisions of the contract. IDS Life reserves the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

IMPORTANT: IDS Life bases this discussion of federal tax laws upon our understanding of these laws as they are currently interpreted. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

VOTING RIGHTS

The Fund grants and defines voting rights of contract holders and group plan participants under its regulations. To the extent permitted under the 1940 Act, IDS Life may modify these voting rights without a vote of a majority of the outstanding voting units. Variable contract holders and group plan participants can vote on:

- any changes in fundamental investment restrictions;

- the approval of and any changes to the investment management and advisory agreements;

- the election of the Board of Managers; and

- the acceptance of the Fund's independent auditors.

A variable contract holder or group plan participant with accumulation units has a number of votes equal to the number of accumulation units owned. Under a contract where annuity payments have started, IDS Life determines the number of votes by dividing the present value of all future annuity payments by the value of one accumulation unit on the record date. So, there may be a gradual decline in the number of votes to which a contract holder or group plan participant is entitled as we continue to make annuity payments under the contract. The record date will be set by the Board of Managers not more than 60 days before the regular meeting or any special meeting of variable contract holders or group plan participants. Cumulative voting is not authorized.


U.S. Bank National Association (U.S. Bank) of St. Paul, MN, as custodian for Keogh Act plans and for the IDS Incentive and Thrift Plan, was owner of record of 1,009,462 units of the Fund on Dec. 31, 2000, constituting 5.1% of the voting units. U.S. Bank votes these units in accordance with instructions from the beneficial owners. If U.S. Bank fails to receive timely instructions from a beneficial owner, it will vote these units in the same proportion as units voted according to received instructions.


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  17

MANAGEMENT

MEMBERS OF THE BOARD OF MANAGERS AND OFFICERS OF THE FUND


GUMER C. ALVERO*


Member of the Board of Managers, President and Chief Executive Officer 200 AXP Financial Center
Minneapolis, MN

Director and Executive Vice President - Annuities, IDS Life Insurance Company (IDS Life) since March 2001. Vice President - Variable Annuities, American Express Financial Corporation (AEFC), since April 1998; Executive Assistant to President/CEO from April 1996 to April 1998.

TIMOTHY V. BECHTOLD*

Member of the Board of Managers
200 AXP Financial Center
Minneapolis, MN

Director and President, IDS Life, since March 2001; Executive Vice President - Risk Management Products from 1995 to 2001. Vice President - Risk Management Products, AEFC, since 1995.


RODNEY P. BURWELL

Member of the Board of Managers
Xerxes Corporation
7901 Xerxes Ave. S.
Minneapolis, MN

Chairman, Xerxes Corporation (fiberglass storage tanks). Director Fairview Corporation.

LORRAINE R. HART*

Vice President, Investments
200 AXP Financial Center
Minneapolis, MN

Vice President - Insurance Investments, AEFC, since 1989. Vice President - Investments, IDS Life, since 1992.


JEAN B. KEFFELER

Member of the Board of Managers
3424 Zenith avenue South
Minneapolis, MN

Independent management consultant, Director, National Computer Systems.

THOMAS R. MCBURNEY

Member of the Board of Managers
McBurney Management Advisors
1700 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

President, McBurney Management Advisors. Director, The Valspar Corporation (paints), Wenger Corporation, Allina, Space Center Enterprises and Greenspring Corporation.


TERESA J. RASMUSSEN*

General Counsel and Assistant Secretary
200 AXP Financial Center
Minneapolis, MN

Vice President and General Counsel, IDS Life, since August 2000; Vice President and Assistant General Counsel, AEFC, since August 2000; Assistant Vice President, AEFC, from October 1995 to August 2000.


--------------------------------------------------------------------------------
18 IDS LIFE VARIABLE ANNUITY FUND B

PHILIP C. WENTZEL*
Controller
200 AXP Financial Center
Minneapolis, MN

Vice President and Controller, IDS Life, since 1998. Director of Financial Reporting and Analysis, AEFC, from 1992 to 1997.

DAVID L. YOWAN*

Vice President and Treasurer
200 AXP Financial Center
Minneapolis, MN

Senior Vice President and Assistant Treasurer of American Express Company since January 1999. Vice President and Corporate Treasurer, AEFC, since March 2001. Senior Portfolio and Risk Management Officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.

* Interested person of the Fund by reason of being an employee of IDS Life or American Express Financial Corporation.

You vote at each regular meeting for the Fund's Board of Managers. Members who are not salaried employees of IDS Life or one of its affiliates receive up to $4,000 annually for serving on the Board. All officers of the Fund are salaried employees of IDS Life or AEFC and do not receive remuneration from the Fund. The officers and managers of the Fund aggregately hold less than 1% of the outstanding voting units.

DIRECTORS AND OFFICERS OF IDS LIFE INSURANCE COMPANY*

THE DIRECTORS


GUMER C. ALVERO

Director and Executive Vice President - Annuities since March 2001. Vice President - Variable Annuities, AEFC, since April 1998; Executive Assistant to President/CEO from April 1996 to April 1998.

TIMOTHY V. BECHTOLD

Director and President since March 2001; Executive Vice President - Risk Management Products from 1995 to 2001. Vice President - Risk Management Products, AEFC, since 1995.

PAMELA J. MORET

Chairman of the Board since August 2000; Director since February 2000 and Chief Executive Officer since March 2001. Director and Senior Vice President - Products Group, AEFC, since October 1999. Vice President - Variable Assets, AEFC, from 1997 to 1999; Vice President - Retail Service Group, AEFC, from 1996 to 1997.

BARRY J. MURPHY


Director since 1994. Director, AEFC, since 1994; Executive Vice President - U.S. Retail Group since January 2001; Senior Vice President from 1994 to 2001.

STUART A. SEDLACEK

Director since 1994; Executive Vice President since 1998. Director, Senior Vice President and Chief Financial Officer, AEFC, since 1998; Vice President, AEFC, from 1988 to 1998.

OFFICERS OTHER THAN DIRECTORS


TERESA J. RASMUSSEN

Vice President and General Counsel since August 2000. Vice President and Assistant General Counsel, AEFC, since August 2000; Assistant Vice President, AEFC, from October 1995 to August 2000.

PHILIP C. WENTZEL

Vice President and Controller since 1998. Director of Financial Reporting and Analysis, AEFC, from 1992 to 1997.

DAVID L. YOWAN

Vice President, Treasurer and Assistant Secretary since March 2001. Senior Vice President and Assistant Treasurer of American Express Company since January 1999. Vice President and Corporate Treasurer, AEFC, since March 2001. Senior Portfolio and Risk Management Officer for the North American Consumer Bank of Citigroup, from August 1987 to January 1999.

* The address for all of the directors and principal officers is: 70100 AXP Financial Center, Minneapolis, MN 55474.

--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  19

OTHER INFORMATION

HISTORY

The Fund is an open-end diversified investment company as defined under the 1940 Act. It was organized as a segregated asset account by IDS Life under Minnesota law on May 10, 1968.

IDS Life is a stock life insurance company organized under Minnesota law on Aug. 7, 1957. It conducts a conventional life insurance business in addition to its variable annuity business.

ASSETS OF THE FUND


On Dec. 31, 2000, there were 11,199 outstanding contracts. The assets were $746,315,915.


The Fund holds these assets solely for the variable contract holders. The assets are not used to pay liabilities of any other business of IDS Life.

HEADQUARTERS


The home office of IDS Life is located in the AXP Financial Center in Minneapolis, Minnesota.


OWNERSHIP OF IDS LIFE AND AMERICAN EXPRESS FINANCIAL CORPORATION

All of the capital stock of IDS Life is owned by AEFC. On Jan. 12, 1984, Investors Diversified Services, Inc., of which IDS Life was a wholly owned subsidiary, was merged into a wholly owned subsidiary of American Express Company to form IDS Financial Services Inc. On Jan. 1, 1995, IDS Financial Corporation's name was changed to AEFC, and IDS Financial Services Inc.'s name was changed to American Express Financial Advisors Inc. AEFC serves as investment advisor for the Fund. AEFC is an investment advisor for a number of open-end investment companies and for its subsidiaries. AEFC's headquarters is 200 AXP Financial Center, Minneapolis, Minnesota.

OTHER AFFILIATIONS

IDS Life also distributes different variable annuity contracts not described in this prospectus and variable life insurance policies.

The members of the Fund's Board of Managers also serve on the Board of Managers of Fund A and on the Board of Directors of IDS Life Series Fund, Inc.


IDS Life manages Fund B, Fund A and mutual funds that are part of the American Express Funds advised by American Express Financial Corporation. These mutual funds are available for purchase only through variable annuity and life insurance contracts which are distributed by IDS Life and its subsidiaries, IDS Life Insurance Company of New York, American Enterprise Life Insurance Company, American Partners Life Insurance Company and American Centurion Life Assurance Company. They are AXP-Registered Trademark- Variable Portfolio - Investment Series, Inc., AXP-Registered Trademark-Variable Portfolio - Income Series, Inc., AXP-Registered Trademark- Variable Portfolio
- Managed Series, Inc. and AXP-Registered Trademark- Variable Portfolio - Money Market Series, Inc.


IDS Life also manages IDS Life Series Fund, Inc., which is available for purchase only through policies distributed by IDS Life and IDS Life Insurance Company of New York.

CUSTODIAN

Pursuant to a custodian agreement, the Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474.

The custodian has entered into a sub-custodian arrangement with Bank of New York, New York, NY. As part of this arrangement, portfolio securities purchased outside the United States may be held in custody and deposit accounts that have been established with one or more domestic or foreign banks, or through the facilities of one or more clearing agencies or central securities depositories as may be permitted by law and by the Fund's sub-custodian agreement.

INSURANCE REGULATION

IDS Life is regulated by the Department of Commerce of the State of Minnesota. From time to time, the department examines the company's liabilities and reserves and certifies their correctness. IDS Life also is subject to insurance laws and regulations of other states where it is licensed to do business.

--------------------------------------------------------------------------------
20 IDS LIFE VARIABLE ANNUITY FUND B

FINANCIAL STATEMENTS


The Report of Independent Auditors and the Financial Statements, including Notes to Financial Statements and the schedule of investments in securities, contained in the 2000 Annual Report to IDS Life Variable Annuity Fund B contract holders, are incorporated in this Prospectus by reference. No other portion of the Annual Report, however, is incorporated by reference.



LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On December 13, 1996, an action entitled LESA BENACQUISTO AND DANIEL BENACQUISTO V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in Minnesota state court. The action is brought by individuals who replaced an existing IDS Life insurance policy with a new IDS Life policy. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new IDS Life policies from and after January 1, 1985.

The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. Plaintiffs seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues. IDS Life and AEFC filed an answer to the complaint on February 18, 1997, denying the allegations. A second action, entitled ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in the same court on March 21, 1997. In addition to claims that are included in the Benacquisto lawsuit, the second action includes an allegation of improper replacement of an existing IDS Life annuity contract. It seeks similar relief to the initial lawsuit.

On October 13, 1998, an action entitled RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was also commenced in Minnesota state court. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.


In August, 2000 an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On October 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. Six motions to intervene were filed together with objections to the proposed settlement. We are awaiting a final order from the court.


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  21

IDS LIFE INSURANCE COMPANY      [AMERICAN EXPRESS LOGO]           PRSRT STD AUTO
70100 AXP Financial Center                                         U.S. POSTAGE
Minneapolis, MN 55474                                                  PAID
(800) 862-7919                                                       AMERICAN
                                                                     EXPRESS

                                                                 S-6165 L (5/01)

IDS Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have  audited  the  accompanying  consolidated  balance  sheets  of IDS  Life
Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2000 and 1999, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.










/s/ Ernst & Young LLP
    Ernst & Young LLP
February 8, 2001
Minneapolis, Minnesota

IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated balance sheets

December 31, ($ thousands)                                                          2000                  1999

Assets
Investments:
     Fixed maturities:
         Held to maturity, at amortized cost
            (fair value: 2000, $6,471,798; 1999, $7,105,743)                      $ 6,463,613           $ 7,156,292
         Available for sale, at fair value
            (amortized cost: 2000, $12,929,870; 1999, $13,703,137)                 12,399,990            13,049,549
                                                                                   ----------            ----------
                                                                                   18,863,603            20,205,841
     Mortgage loans on real estate                                                  3,738,091             3,606,377
     Policy loans                                                                     618,973               561,834
     Other investments                                                                635,880               506,797
                                                                                      -------               -------
            Total investments                                                      23,856,547            24,880,849
Cash and cash equivalents                                                             316,974                32,333
Amounts recoverable from reinsurers                                                   416,480               327,168
Amounts due from brokers                                                               15,302                   145
Other accounts receivable                                                              42,324                48,578
Accrued investment income                                                             334,928               343,449
Deferred policy acquisition costs                                                   2,951,655             2,665,175
Deferred income taxes, net                                                            136,588               216,020
Other assets                                                                           25,919                33,089
Separate account assets                                                            32,349,347            35,894,732
                                                                                   ----------            ----------
            Total assets                                                          $60,446,064           $64,441,538
                                                                                  ===========           ===========

Liabilities and stockholder's equity Liabilities:
     Future policy benefits:
         Fixed annuities                                                          $19,417,446           $20,552,159
         Universal life-type insurance                                              3,410,871             3,391,203
         Traditional life insurance                                                   232,913               226,842
         Disability income and long-term care insurance                             1,012,247               811,941
     Policy claims and other policyholders' funds                                      52,067                24,600
     Amounts due to brokers                                                           446,347               148,112
     Other liabilities                                                                459,422               579,678
Separate account liabilities                                                       32,349,347            35,894,732
                                                                                   ----------            ----------
            Total liabilities                                                      57,380,660            61,629,267
                                                                                   ----------            ----------
Commitments and contingencies
Stockholder's equity:
     Capital stock, $30 par value per share;
         100,000 shares authorized,
         issued and outstanding                                                         3,000                 3,000
     Additional paid-in capital                                                       288,327               288,327
     Accumulated other comprehensive loss, net of tax:
         Net unrealized securities losses                                            (333,734)             (411,230)
     Retained earnings                                                              3,107,811             2,932,174
                                                                                    ---------             ---------
         Total stockholder's equity                                                 3,065,404             2,812,271
                                                                                    ---------             ---------
            Total liabilities and stockholder's equity                            $60,446,064           $64,441,538
                                                                                  ===========           ===========

See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of income

Three years ended December 31, ($ thousands)                          2000                1999                1998

Revenues
Premiums:
     Traditional life insurance                                   $   56,187          $   53,790          $   53,132
     Disability income and long-term care insurance                  231,311             201,637             176,298
                                                                     -------             -------             -------
            Total premiums                                           287,498             255,427             229,430
     Policyholder and contractholder charges                         438,127             411,994             383,965
     Management and other fees                                       598,168             473,108             401,057
     Net investment income                                         1,730,605           1,919,573           1,986,485
     Net realized (loss) gain on investments                         (16,975)             26,608               6,902
                                                                     -------              ------               -----
            Total revenues                                         3,037,423           3,086,710           3,007,839
                                                                   ---------           ---------           ---------
Benefits and expenses
Death and other benefits:
     Traditional life insurance                                       29,042              29,819              29,835
     Universal life-type insurance and investment contracts          131,467             118,561             108,349
     Disability income and long-term care insurance                   40,246              30,622              27,414
Increase in liabilities for future policy benefits:
     Traditional life insurance                                        5,765               7,311               6,052
     Disability income and long-term care insurance                  113,239              87,620              73,305
Interest credited on universal life-type insurance
     and investment contracts                                      1,169,641           1,240,575           1,317,124
         Amortization of deferred policy acquisition costs           403,968             332,705             382,642
         Other insurance and operating expenses                      336,791             335,180             287,326
                                                                     -------             -------             -------
            Total benefits and expenses                            2,230,159           2,182,393           2,232,047
                                                                   ---------           ---------           ---------
Income before income taxes                                           807,264             904,317             775,792
Income taxes                                                         221,627             267,864             235,681
                                                                     -------             -------             -------
Net income                                                        $  585,637          $  636,453          $  540,111
                                                                  ==========          ==========          ==========
See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of stockholder's equity

                                                                                               Accumulated
                                                                                                  other
                                                    Total                      Additional      comprehensive
                                                stockholder's     Capital        paid-In      (loss) income,    Retained
Three years ended December 31, ($ thousands)       equity          stock         capital        net of tax      earnings

Balance, January 1, 1998                         $2,865,816       $3,000         $290,847      $ 226,359      $2,345,610
Comprehensive income:
     Net income                                     540,111           --               --             --         540,111
     Unrealized holding losses arising
         during the year, net of
         deferred policy acquisition costs
         of $6,333 and taxes of $32,826             (60,964)          --               --        (60,964)             --
     Reclassification adjustment
         for losses included in net income,
         net of tax of ($2,254)                       4,189           --               --          4,189              --
                                                      -----        -----            -----          -----           -----
     Other comprehensive loss                       (56,775)          --               --        (56,775)             --
                                                    -------        -----            -----        -------           -----
Comprehensive income                                483,336           --               --             --              --
Other changes                                        (2,520)          --           (2,520)            --              --
Cash dividends to parent                           (240,000)          --               --             --        (240,000)
                                                   --------        -----            -----          -----        --------

Balance, December 31, 1998                        3,106,632        3,000          288,327        169,584       2,645,721
Comprehensive income:
     Net income                                     636,453           --               --             --         636,453
     Unrealized holding losses arising
         during the year, net of
         deferred policy acquisition costs
         of $28,444 and taxes of $304,936          (566,311)          --               --       (566,311)             --
     Reclassification adjustment
         for gains included in net income,
         net of tax of $7,810                       (14,503)          --               --        (14,503)             --
                                                    -------        -----            -----        -------           -----
     Other comprehensive loss                      (580,814)          --               --       (580,814)             --
                                                   --------        -----            -----       --------           -----
Comprehensive income                                 55,639           --               --             --              --
Cash dividends to parent                           (350,000)          --               --             --        (350,000)
                                                   --------        -----            -----          -----        --------

Balance, December 31, 1999                        2,812,271        3,000          288,327       (411,230)      2,932,174
Comprehensive income:
     Net income                                     585,637           --               --             --         585,637
     Unrealized holding gains arising
         during the year, net of
         deferred policy acquisition costs
         of ($5,154) and taxes of ($46,921)          87,138           --               --         87,138              --
     Reclassification adjustment
         for gains included in net income,
         net of tax of $5,192                        (9,642)          --               --         (9,642)             --
                                                     ------        -----            -----         ------           -----
     Other comprehensive income                      77,496           --               --         77,496              --
                                                     ------        -----            -----         ------           -----
Comprehensive income                                663,133           --               --             --              --
Cash dividends to parent                           (410,000)          --               --             --        (410,000)
                                                   --------        -----            -----          -----        --------
Balance, December 31, 2000                       $3,065,404       $3,000         $288,327      $(333,734)     $3,107,811
                  === ====                       ==========       ======         ========      =========      ==========

See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of cash flows

Years ended December 31, ($ thousands)                                      2000               1999                 1998

Cash flows from operating activities
Net income                                                            $   585,637         $   636,453           $   540,111
Adjustments to reconcile net income to
     net cash provided by operating activities:
         Policy loans, excluding universal life-type insurance:
            Issuance                                                      (61,313)            (56,153)              (53,883)
            Repayment                                                      56,088              54,105                57,902
         Change in amounts recoverable from reinsurers                    (89,312)            (64,908)              (56,544)
         Change in other accounts receivable                                6,254                (615)              (10,068)
         Change in accrued investment income                                8,521              23,125                (9,184)
         Change in deferred policy acquisition costs, net                (291,634)           (140,379)              (10,443)
         Change in liabilities for future policy benefits
            for traditional life, disability income and
            long-term care insurance                                      206,377             153,157               138,826
         Change in policy claims and other policyholders' funds            27,467             (45,709)                1,964
         Deferred income tax provision (benefit)                           37,704              79,796               (19,122)
         Change in other liabilities                                     (120,256)            169,395                64,902
         Amortization of premium, (accretion of discount), net             37,909             (17,907)                9,170
         Net realized loss (gain) on investments                           16,975             (26,608)               (6,902)
         Policyholder and contractholder charges, non-cash               (151,745)           (175,059)             (172,396)
         Other, net                                                        (9,279)             (5,324)               10,786
                                                                           ------              ------                ------
            Net cash provided by operating activities                     259,393             583,369               485,119
                                                                          -------             -------               -------

Cash flows from investing activities Fixed maturities held to maturity:
     Purchases                                                             (4,487)             (3,030)               (1,020)
     Maturities, sinking fund payments and calls                          589,742             741,949             1,162,731
     Sales                                                                 50,067              66,547               236,963
Fixed maturities available for sale:
     Purchases                                                         (1,454,010)         (3,433,128)           (4,100,238)
     Maturities, sinking fund payments and calls                        1,019,403           1,442,507             2,967,311
     Sales                                                              1,237,116           1,691,389               278,955
Other investments, excluding policy loans:
     Purchases                                                           (706,082)           (657,383)             (555,647)
     Sales                                                                435,633             406,684               579,038
Change in amounts due from brokers                                        (15,157)                182                 8,073
Change in amounts due to brokers                                          298,236             (47,294)             (186,052)
                                                                          -------             -------              --------
            Net cash provided by investing activities                   1,450,461             208,423               390,114
                                                                        ---------             -------               -------

Cash flows from financing activities
Activity related to universal life-type insurance
     and investment contracts:
         Considerations received                                        1,842,026           2,031,630             1,873,624
         Surrenders and other benefits                                 (3,974,966)         (3,669,759)           (3,792,612)
         Interest credited to account balances                          1,169,641           1,240,575             1,317,124
Universal life-type insurance policy loans:
         Issuance                                                        (134,107)           (102,239)              (97,602)
         Repayment                                                         82,193              67,881                67,000
Dividends paid                                                           (410,000)           (350,000)             (240,000)
                                                                         --------            --------              --------
            Net cash used in financing activities                      (1,425,213)           (781,912)             (872,466)
                                                                       ----------            --------              --------
Net increase in cash and cash equivalents                                 284,641               9,880                 2,767
Cash and cash equivalents at beginning of year                             32,333              22,453                19,686
                                                                           ------              ------                ------
Cash and cash equivalents at end of year                              $   316,974         $    32,333           $    22,453
                                                                      ===========         ===========           ===========
See accompanying notes


IDS Life Insurance Company
-------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

($ thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs effect and deferred taxes.

The retrospective interest method is used for income recognition on investments in structured notes and residual beneficial interests in securitized financial assets.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment  of mortgage  loans is  measured  as the excess of a loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

The Company may purchase and write index options to hedge the fee income earned on the management of equity securities in separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments or other liabilities, as appropriate. Gains or losses on index options that qualify as hedges are deferred and recognized in management and other fees in the same period as the hedged fee income.

The Company also uses index options to manage the risks related to a certain annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. Purchased options used in conjunction with this product are reported in other investments and written options are included in other liabilities. The amortization of the cost of purchased options, the proceeds of written options and the changes in intrinsic value of the contracts are included in net investment income.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

Statements of cash flows
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:

                                          2000          1999          1998
Cash paid during the year for:
Income taxes                          $225,704      $214,940      $215,003
Interest on borrowings                   3,299         4,521        14,529

Recognition of profits on annuity contracts and insurance policies
Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

The retrospective deposit method is used in accounting for fixed and variable universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using primarily the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000 and 1999, unlocking adjustments resulted in a net decrease in amortization of $12,300 and $56,800, respectively. Net unlocking adjustments in 1998 were not significant.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Liabilities for future policy benefits
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains only 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $41,059 and $852 receivable from, respectively, AEFC for federal income taxes.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting changes
In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

IDS Life Insurance Company
-------------------------------------------------------------------------------

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sales.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The company does not expect SFAS No. 140 to have a material impact on the company's financial position or results of operations.

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The rule primarily affects certain AEFA high-yield investments contained in off-balance sheet trusts whose cash flows have been negatively effected by credit experience. As of January 1, 2001, the rule would require AEFA to adjust the carrying amount of these investments downward by approximately $30 milllion through recognition of an impairment charge.

Reclassifications
Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentations.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 2000 are as follows:

                                                         Gross           Gross
                                        Amortized     unrealized      unrealized           Fair
Held to maturity                          cost           gains          losses             value
U.S. Government agency obligations     $   38,302       $  3,455      $     80         $   41,677
State and municipal obligations             7,678             16            --              7,694
Corporate bonds and obligations         5,248,517        111,466       114,330          5,245,653
Mortgage-backed securities              1,169,116          9,130         1,472          1,176,774
                                        ---------          -----         -----          ---------
                                       $6,463,613       $124,067      $115,882         $6,471,798
                                       ==========       ========      ========         ==========


                                                         Gross           Gross
                                      Amortized       unrealized      unrealized           Fair
Available for sale                      cost             gains          losses             value
U.S. Government agency obligations    $    96,408       $  6,134      $    268        $   102,274
State and municipal obligations            12,848            247            --             13,095
Corporate bonds and obligations         7,586,423        123,691       693,303          7,016,811
Mortgage-backed securities              5,234,191         57,697        24,078          5,267,810
                                        ---------         ------        ------          ---------
Total fixed maturities                 12,929,870        187,769       717,649         12,399,990
Equity securities                          11,829             --         1,496             10,333
                                           ------        -------         -----             ------
                                      $12,941,699       $187,769      $719,145        $12,410,323
                                      ===========       ========      ========        ===========


IDS Life Insurance Company
-------------------------------------------------------------------------------


The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1999 are as follows:

                                                          Gross          Gross
                                       Amortized       unrealized     unrealized            Fair
Held to maturity                         cost             gains         losses              value
U.S. Government agency obligations      $   37,613        $   236        $  2,158       $   35,691
State and municipal obligations              9,681            150              --            9,831
Corporate bonds and obligations          5,713,475         91,571         113,350        5,691,696
Mortgage-backed securities               1,395,523          4,953          31,951        1,368,525
                                         ---------          -----          ------        ---------
                                        $7,156,292        $96,910        $147,459       $7,105,743
                                        ==========        =======        ========       ==========


                                                          Gross           Gross
                                        Amortized      unrealized      unrealized           Fair
Available for sale                        cost            gains          losses             value
U.S. Government agency obligations     $    46,325        $   612        $  2,231      $    44,706
State and municipal obligations             13,226            519             191           13,554
Corporate bonds and obligations          7,960,352         60,120         560,450        7,460,022
Mortgage-backed securities               5,683,234          9,692         161,659        5,531,267
                                         ---------          -----         -------        ---------
Total fixed maturities                  13,703,137         70,943         724,531       13,049,549
Equity securities                            3,000             16              --            3,016
                                             -----             --           -----            -----
                                       $13,706,137        $70,959        $724,531      $13,052,565
                                       ===========        =======        ========      ===========

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                    Amortized                Fair
Held to maturity                      cost                   value
Due from one to five years          $2,930,737            $2,935,736
Due from five to ten years           1,807,979             1,800,940
Due in more than ten years             555,781               558,348
Mortgage-backed securities           1,169,116             1,176,774
                                     ---------             ---------
                                    $6,463,613            $6,471,798
                                    ==========            ==========


                                    Amortized                Fair
Available for sale                    cost                   value
Due from one to five years         $   420,233           $   464,106
Due from five to ten years           4,675,249             4,266,932
Due in more than ten years           2,600,197             2,401,142
Mortgage-backed securities           5,234,191             5,267,810
                                     ---------             ---------
                                   $12,929,870           $12,399,990
                                   ===========           ===========

During the years ended December 31, 2000, 1999 and 1998, fixed maturities classified as held to maturity were sold with amortized cost of $53,169, $68,470 and $230,036, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Fixed maturities available for sale were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $10,267, respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $278,955 and gross realized gains and losses of $15,658 and $22,102, respectively.

At December 31, 2000, bonds carried at $14,472 were on deposit with various states as required by law.

IDS Life Insurance Company
-------------------------------------------------------------------------------

IDS Life Insurance Company
At December 31, 2000, investments in fixed maturities comprised 79 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $3.5 billion which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                       2000                  1999
Aaa/AAA                 $ 6,559,188           $ 7,144,280
Aaa/AA                       32,001                 1,920
Aa/AA                       220,446               301,728
Aa/A                        327,147               314,168
A/A                       2,494,621             2,598,300
A/BBB                       747,636             1,014,566
Baa/BBB                   5,828,847             6,319,549
Baa/BB                      287,583               348,849
Below investment grade    2,896,014             2,816,069
                          ---------             ---------
                        $19,393,483           $20,859,429
                        ===========           ===========

At December 31, 2000, 88 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 2000, approximately 16 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                               December 31, 2000         December 31, 1999
                          On balance   Commitments   On balance     Commitments
Region                       sheet     to purchase      sheet       to purchase
East North Central         $  691,694    $18,868     $  715,998      $ 10,380
West North Central            564,576      7,621        555,635        42,961
South Atlantic                884,723      7,667        867,838        23,317
Middle Atlantic               378,702     13,813        428,051         1,806
New England                   279,147      4,604        259,243         4,415
Pacific                       318,727        921        238,299         3,466
West South Central            173,158     28,548        144,607         4,516
East South Central             49,176      2,763         43,841            --
Mountain                      409,677     10,209        381,148         9,380
                              -------     ------        -------         -----
                            3,749,580     95,014      3,634,660       100,241
Less allowance for losses      11,489         --         28,283            --
                               ------      -----         ------         -----
                           $3,738,091    $95,014     $3,606,377      $100,241
                           ==========    =======     ==========      ========


                                  December 31, 2000     December 31, 1999
                          On balance  Commitments   On balance      Commitments
Property type                sheet    to purchase      sheet        to purchase
Department/retail stores  $1,174,763    $11,130     $1,158,712       $ 33,829
Apartments                   780,228         --        887,538         11,343
Office buildings           1,085,948     59,941        931,234         26,062
Industrial buildings         323,766     23,943        309,845          5,525
Hotels/motels                100,680         --        103,625             --
Medical buildings            128,101         --        114,045             --
Nursing/retirement homes      49,822         --         45,935             --
Mixed use                     87,537         --         66,893             --
Other                         18,735         --         16,833         23,482
                              ------      -----         ------         ------
                           3,749,580     95,014      3,634,660        100,241
Less allowance for losses     11,489         --         28,283             --
                              ------      -----         ------          -----
                          $3,738,091    $95,014     $3,606,377       $100,241
                          ==========    =======     ==========       ========

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $24,999 and $21,375, respectively, with allowances of $4,350 and $5,750, respectively. During 2000 and 1999, the average recorded investment in impaired loans was $27,063 and $23,815, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The Company recognized  $1,033,  $1,190 and $1,809 of interest income related to
impaired  loans  for  the  years  ended   December  31,  2000,   1999  and  1998
respectively.

The following table presents changes in the allowance for losses related to all loans:

                                                 2000      1999       1998
Balance, January 1                            $ 28,283    $39,795    $38,645
Provision (reduction) for investment losses    (14,894)    (9,512)     7,582
Loan payoffs                                    (1,200)      (500)      (800)
Foreclosures and writeoffs                        (700)    (1,500)    (5,632)
                                                  ----     ------     ------
Balance, December 31                           $11,489    $28,283    $39,795
                                               =======    =======    =======

At December 31, 2000, the Company had no commitments to purchase investments other than mortgage loans.

Net investment income for the years ended December 31 is summarized as follows:

                                       2000            1999             1998
Interest on fixed maturities     $1,473,560      $1,598,059       $1,676,984
Interest on mortgage loans          286,611         285,921          301,253
Other investment income               1,750          70,892           43,518
Interest on cash equivalents          8,084           5,871            5,486
                                      -----           -----            -----
                                  1,770,005       1,960,743        2,027,241
Less investment expenses             39,400          41,170           40,756
                                     ------          ------           ------
                                 $1,730,605      $1,919,573       $1,986,485
                                 ==========      ==========       ==========

Net realized (loss) gain on investments for the years ended December 31 is summarized as follows:

                           2000                1999               1998
Fixed maturities       $(34,857)            $ 8,802            $ 9,946
Mortgage loans           15,845              10,211             (5,933)
Other investments         2,037               7,596              2,889
                          -----               -----              -----
                       $(16,975)            $26,608            $ 6,902
                       ========             =======            =======

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                          2000            1999           1998
Fixed maturities available for sale    $99,706       $(921,778)      $(93,474)
Equity securities                       (1,428)           (142)          (203)
                                        ------            ----           ----

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. The income tax expense (benefit) for the years ended December 31 consists of the following:

                                  2000               1999               1998
Federal income taxes:
Current                        $176,397            $178,444           $244,946
Deferred                         37,704              79,796            (16,602)
                                 ------              ------            -------
                                214,101             258,240            228,344
State income taxes-current        7,526               9,624              7,337
                                  -----               -----              -----
Income tax expense             $221,627            $267,864           $235,681
                               ========            ========           ========

Increases (decreases) to the income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                                              2000                      1999                        1998
                                                     Provision      Rate       Provision      Rate         Provision      Rate
Federal income taxes based on the statutory rate      $282,542      35.0%        $316,511     35.0%         $271,527      35.0%
Tax-excluded interest and dividend income               (3,788)     (0.5)          (9,626)    (1.1)          (12,289)     (1.6)
State taxes, net of federal benefit                      4,892       0.6            6,256      0.7             4,769       0.6
Affordable housing credits                             (54,569)     (6.8)         (31,000)    (3.4)          (19,688)     (2.5)
Other, net                                              (7,450)     (0.8)         (14,277)    (1.6)           (8,638)     (1.1)
                                                        ------      ----          -------     ----            ------      ----
Total income taxes                                    $221,627      27.5%        $267,864     29.6%         $235,681      30.4%
                                                      ========      ====         ========     ====          ========      ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 2000, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
-------------------------------------------------------------------------------

IDS Life Insurance Company

Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                                          2000          1999
Deferred tax assets:
Policy reserves                                       $730,239      $733,647
Unrealized loss on available for sale investments      179,702       221,431
Investments, other                                      34,600         1,873
Life insurance guaranty fund assessment reserve          1,365         4,789
                                                         -----         -----
Total deferred tax assets                              945,906       961,740
                                                       -------       -------
Deferred tax liabilities:
Deferred policy acquisition costs                      796,292       740,837
Other                                                   13,026         4,883
                                                        ------         -----
Total deferred tax liabilities                         809,318       745,720
                                                       -------       -------
Net deferred tax assets                               $136,588      $216,020
                                                      ========      ========

The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,527,543 as of December 31, 2000 and $1,693,356 as of December 31, 1999 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2001 in excess of approximately $344,973 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                     2000            1999            1998
Statutory net income           $  344,973      $  478,173      $  429,903
Statutory capital and surplus   1,778,306       1,978,406       1,883,405
                                ---------       ---------       ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company and its insurance subsidiaries use to prepare their statutory-basis financial statements. Management believes the impact of these changes to the Company's and its subsidiaries' stautory-basis capital and surplus as of January 1, 2001 will not be significant.

5. RELATED PARTY TRANSACTIONS
The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2000 and 1999. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2000, 1999 and 1998.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $250, $223 and $211 in 2000, 1999 and 1998, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2000, 1999 and 1998 were $1,707, $1,906 and $1,503, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The Company's share of postretirement benefits in 2000, 1999 and 1998 was $1,136, $1,147 and $1,352, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $582,836, $485,177 and $411,337 for 2000, 1999 and 1998, respectively. Certain of these costs are included in deferred policy acquisition costs.

IDS Life Insurance Company
-------------------------------------------------------------------------------

6. COMMITMENTS AND CONTINGENCIES
At December 31, 2000, 1999 and 1998, traditional life insurance and universal life-type insurance in force aggregated $98,060,472, $89,271,957 and $81,074,928 respectively, of which $17,429,851, $8,281,576 and $4,912,313 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $89,506, $76,970 and $66,378 and reinsurance recovered from reinsurers amounted to $32,500, $27,816, and $20,982 for the years ended December 31, 2000, 1999 and
1998, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in all three of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits

7. LINES OF CREDIT
The Company has available lines of credit with its parent aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $50,000 uncommitted at December 31, 2000 and 1999, respectively.

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

IDS Life Insurance Company
-------------------------------------------------------------------------------
The Company's holdings of derivative financial instruments are as follows:

                                  Notional or
                                   contract    Carrying      Fair   Total credit
December 31, 2000                   amount      amount       value    exposure
Assets:
     Interest rate caps           $1,500,000   $ 6,127     $  1,174    $ 1,174
     Interest rate floors          1,000,000       121          531        531
     Options purchased               265,848    44,139       51,701     51,701
     Financial futures purchased           5        --        7,209         --
Liabilities:
     Options written                 104,324    (3,098)      (4,138)        --
     Financial futures sold                7        --        9,011         --
Off balance sheet:
     Interest rate swaps           1,000,000        --      (10,942)        --
                                   ---------      ----      -------       ----
                                               $47,289     $ 54,546    $53,406
                                               =======     ========    =======

December 31, 1999 Assets:
     Interest rate caps           $2,500,000   $ 9,685     $ 12,773    $12,773
     Interest rate floors          1,000,000       602          319        319
     Options purchased               180,897    49,789       61,745     61,745
Liabilities:
     Options purchased/written        43,262    (1,677)      (2,402)        --
Off balance sheet:
     Interest rate swaps           1,267,000        --      (17,582)        --
                                   ---------      ----      -------       ----
                                               $58,399     $ 54,853    $74,837
                                               =======     ========    =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps, floors and swaps expire on various dates from 2001 to 2003. The purchased and written options expire on various dates from 2001 to 2006.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

The Company also uses interest rate swaps to manage interest rate risk related to the level of fee income earned on the management of fixed income securities in separate accounts and the underlying mutual funds. The amount of fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, changing interest rate conditions could impact the Company's fee income significantly. The Company entered into interest rate swaps to hedge anticipated fee income for 2000 related to separate accounts and mutual funds which invest in fixed income securities. Interest was reported in management and other fees.

The Company offers an annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. As a means of hedging its obligation under the provisions of this product, the Company purchases financial futures and purchases and writes options on the major stock market index.

The Company also writes financial futures and purchases and writes options to manage the equity market risk related to seed money the Company has invested in certain separate accounts and the underlying mutual funds.

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. The Company entered into index option collars (combination of puts and calls) to hedge anticipated fee income for 2000 and 1999 related to separate accounts and mutual funds which invest in equity securities. Testing demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. At December 31, 2000, deferred gains on purchased put and written call index options were $1,005 and $449, respectively. At December 31, 1999, there were no deferred gains or losses on purchased put or written call index options.

IDS Life Insurance Company
-------------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                        2000                                      1999
                                                          Carrying                 Fair              Carrying              Fair
Financial Assets                                            value                  value               value               value
Investments:
     Fixed maturities (Note 2):
         Held to maturity                                $ 6,463,613           $ 6,471,798         $ 7,156,292        $ 7,105,743
         Available for sale                               12,399,990            12,399,990          13,049,549         13,049,549
     Mortgage loans on real estate (Note 2)                3,738,091             3,821,825           3,606,377          3,541,958
     Other:
         Equity securities (Note 2)                           10,333                10,333               3,016              3,016
         Derivative financial Instruments (Note 8)            50,387                60,615              60,076             74,837
         Other                                                 1,130                 1,130               2,258              2,258
Cash and cash equivalents (Note 1)                           316,974               316,974              32,333             32,333
Separate account assets (Note 1)                          32,349,347            32,349,347          35,894,732         35,894,732
Financial Liabilities
Future policy benefits for fixed annuities               $18,020,824           $17,479,187         $19,189,170        $18,591,859
     Derivative financial instruments (Note 8)                 3,098                 6,069               1,677             19,984
Separate account liabilities                              28,791,949            27,822,667          31,869,184         31,016,081
                                                          ----------            ----------          ----------         ----------

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,300,018 and $1,270,094, respectively, and policy loans of $96,603 and $92,895, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

At December 31, 2000 and 1999, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $3,557,398 and $4,025,548, respectively.

                           PART II. OTHER INFORMATION

Item 1. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

List of financial statements filed as part of this Post-Effective Amendment to the Registration Statement:

Financial statements included in the prospectus, Part I:

IDS Life Insurance Company:

     Consolidated Balance Sheets as of December 31, 2000, and December 31, 1999.

     Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998.

     Consolidated Statements of Stockholder's Equity, three years ended December 31, 2000.

     Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998.

         Notes to Consolidated Financial Statements.

         Report of Independent Auditors dated February 8, 2001.


(b)      Exhibits

1. Resolution of the Executive Committee of the Board of Directors of Investors Syndicate Life Insurance and Annuity Company dated May 10, 1968, filed as Exhibit 1 to Registrant's Registration Statement No. 2-29358 filed on June 14, 1968, and refiled electronically April 27, 1994 as Exhibit 1 with Post-Effective Amendment No. 55, is incorporated herein by reference.

2. Amended and Restated Regulations of IDS Life Variable Annuity Fund B, dated June 22, 1979, filed as Exhibit 2 to Registrant's Post-Effective Amendment No. 32 to Registration Statement No. 2-29358 filed on December 27, 1979, and refiled electronically on April 11, 1995 are incorporated herein by reference.

3.       Not applicable.

4. Contracts filed as Exhibit 4 to Registrant's Post-Effective Amendment No. 32 to Registration Statement No. 2-29358 filed on December 27, 1979, are incorporated herein by reference.

5.(a) Investment Advisory Agreement between IDS Life Insurance Company and IDS/American Express dated January 12, 1984, filed as Exhibit 5(a) to Registrant's Post-Effective Amendment No. 43, and refiled electronically April 27, 1994 as Exhibit 5(a) with Post-Effective Amendment No. 55, is incorporated herein by reference.

5.(b) Investment Management and Advisory Agreement between IDS Life Insurance Company and IDS Life Variable Annuity Fund B dated January 12, 1984, filed as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 43, and refiled electronically April 27, 1994 as Exhibit 5(b) with Post-Effective Amendment No. 55, is incorporated herein by reference.

6. Distribution and Services Agreement between Registrant and IDS Life Insurance Company, dated January 12, 1984, filed as Exhibit 6 to Registrant's Post-Effective Amendment No. 43, and refiled electronically April 27, 1994 as Exhibit 6 with Post-Effective Amendment No. 55, is incorporated herein by reference.

7.       None.

8.(a) Custodian Agreement between Registrant, IDS Life Insurance Company and American Express Trust Company, dated July 12, 1990, filed as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 52 to this Registration Statement, filed April 15, 1991, and refiled electronically April 27, 1994 as Exhibit 8(a) with Post-Effective Amendment No. 55, is incorporated herein by reference.

8.(b) Custodian Agreement, dated May 13, 1999, between American Express Trust Company and The Bank of New York is incorporated by reference to Exhibit (g)(3) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement File No. 2-93745 filed on or about May 24, 1999.

9.       Not applicable.

10. Opinion of counsel and consent to its use as to the legality of the securities registered is filed electronically herewith.

11.      Consent of Independent Auditors, filed electronically herewith.

Exhibits 12 through 15:  not applicable.

16.(a)    IDS Life Variable  Annuity Fund B Power of Attorney to sign Amendments
          to  this  Registration   Statement  dated  April  25,  2001  is  filed
          electronically herewith.

16.(b) IDS Life Insurance Company Power of Attorney to sign Amendments to this Registration Statement dated April 25, 2001 is electronically herewith.


Item 2.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Both the Registrant and IDS Life Variable Annuity Fund A are separate accounts of IDS Life. Consequently, the securities and funds of the Registrant and Fund A are technically those of IDS Life, even though the securities and Funds of the two Funds are maintained as separate accounts under Minnesota Law pursuant to a safekeeping agreement with American Express Trust Company. As separate Accounts, Minnesota Law provides that the assets of the Funds are not chargeable with liabilities arising out of any other business of IDS Life and are held for the exclusive benefit of owners of variable annuity contracts based on the Funds.

Item 3.           NUMBER OF HOLDERS OF SECURITIES

                                                    Number of Record Holders
                  Title of Class                      as of March 31, 2001
                  --------------                      --------------------
                  Variable Annuities                        10,907

Item 4.  INDEMNIFICATION

         The Regulations of the Registrant provide that each member of the Board of Managers and each Officer of the Fund shall be indemnified by IDS Life, of which the Fund is a separate account, for reasonable costs and expenses actually and necessarily incurred in defense of any action, suit or proceedings where the defendant is a party by reason of being a Manager or Officer. No indemnification will be forthcoming in the event of an adjudication of willful misfeasance, bad faith, gross negligence or reckless disregard by the Officer or Manager of the duties of his office.

In the absence of an adjudication expressly absolving the Office or Manager of the afore-detailed wrongful conduct, indemnification may still be advanced should 2/3 of the members of the Board of Directors of IDS Life who were not involved in the processing resolve there was no instance of such wrongful conduct. In the instance of such a resolution, the indemnification claim still must be found to be reasonable in amount and proper in presentation by independent counsel of IDS Life. Should any proceeding be settled, indemnification shall not exceed the costs, fees and expenses which would have been incurred had the proceeding been litigated. The payment of indemnification by IDS Life will not prevent a variable contract holder from challenging the payment by appropriate legal action on the basis that the payment was improper because of willful misfeasance, bad faith, gross negligence or reckless disregard by an Officer or Manager of his duties.

         The By-Laws of the Registrant's investment management underwriter, IDS Life, also contains an indemnification clause. The clause provides that IDS Life shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of IDS Life, or is or was serving at the direction of IDS Life as a Manager of Variable Annuity Funds A and B, Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such Manager of Variable Annuity Funds A and B, Director, Officer, employee or agent against any liability to IDS Life or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

At the time of the filing of the Registration  Statement of the Registrant,  IDS
Life   included  the  following   undertaking   with  regard  to  the  foregoing
indemnification procedures:

         "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provision, or otherwise ISL [sic ____. IDS Life] has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of ISL [sic ____. IDS Life] of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, ISL [sic ____. IDS Life] will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 5. Business and Other Connections of Investment Adviser (American Express Financial Corporation)


Item 5. Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald G. Abrahamson,           American Express Client      200 AXP Financial Center     Director and Vice
Vice President - Business       Service Corporation          Minneapolis, MN 55474        President - Business
Transformation                                                                            Transformation

                                American Express Financial   70100 AXP Financial Center   Vice President - Business
                                Advisors Inc.                Minneapolis, MN  55747       Transformation

                                Public Employee Payment                                   Director and Vice President
                                Company

Douglas A. Alger,               American Express Financial   70100 AXP Financial Center   Senior Vice President -
Director and Senior Vice        Advisors Inc.                Minneapolis, MN  55747       Human Resources
President - Human Resources

Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director
Vice President - Variable       Assurance Company            P.O. Box 5555
Annuities                                                    Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Director, Executive Vice
                                Insurance Company            Minneapolis, MN  55474       President - Assured
                                                                                          Assets, Member of
                                                                                          Investment Committee

                                American Express Financial   70100 AXP Financial Center   Vice President - Annuities
                                Advisors Inc.                Minneapolis, MN  55747

                                American Partners Life       1751 AXP Financial Center    Director, President,
                                Insurance Company            Minneapolis MN  55474        Member of Investment
                                                                                          Committee

                                IDS Life Insurance Company   20 Madison Ave. Extension    Executive Vice President -
                                                             P.O. Box 5555                Assured Assets, Member of
                                                             Albany, NY  12205-0555       Investment Committee

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY  12205

                                IDS Life Variable Annuity                                 Chairman of the Board and
                                Funds A & B                                               President

Peter J. Anderson,              Advisory Capital             200 AXP Financial Center     Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55474
President - Investment
Operations

                                American Express Asset                                    Director and Chairman of
                                Management Group Inc.                                     the Board

                                American Express Asset                                    Director, Chairman of the
                                Management International,                                 Board and Executive Vice
                                Inc.                                                      President

                                American Express Financial   70100 AXP Financial Center   Senior Vice President -
                                Advisors Inc.                Minneapolis, MN  55747       Investment Operations

                                American Partner Life        1751 AXP Financial Center    Member of Investment
                                Insurance Company            Minneapolis, MN  55474       Committee

                                IDS Capital Holdings Inc.                                 Director and President

                                IDS Futures Corporation                                   Director

                                NCM Capital Management       2 Mutual Plaza               Director
                                Group, Inc.                  501 Willard Street
                                                             Durham, NC  27701

Ward D. Armstrong,              American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55747       Retirement Services
Retirement Services

                                American Express Service                                  Vice President - Workplace
                                Corporation                                               Financial Services

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

John M. Baker,                  American Express Financial   70100 AXP Financial Center   Vice President - Plan
Vice President - Plan Sponsor   Advisors Inc.                Minneapolis, MN  55747       Sponsor Services
Services

                                American Express Trust                                    Senior Vice President
                                Company

Dudley Barksdale                American Express Financial   70100 AXP Financial Center   Vice President - Service
Vice President - Service        Advisors Inc.                Minneapolis, MN  55747       Development
Development

Joseph M. Barsky III,           American Express Financial   70100 AXP Financial Center   Vice President - Mutual
Vice President - Mutual Fund    Advisors Inc.                Minneapolis, MN  55747200    Fund Equities
Equities                                                     AXP Financial Center
                                                             Minneapolis, MN 55474

Timothy V. Bechtold,            American Centurion Life      20 Madison Ave. Extension    Director and President
Vice President - Risk           Assurance Company            P.O. Box 5555
Management Products                                          Albany, NY  12205-0555

                                American Express Financial   70100 AXP Financial Center   Vice President - Risk
                                Advisors Inc.                Minneapolis, MN  55747       Management Products

                                American Express Insurance                                Director and President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and President
                                Agency of Oregon Inc.

                                American Partners Life                                    Member of Investment
                                Insurance Company                                         Committee

                                IDS Insurance Agency of                                   Director and President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and President
                                Wyoming Inc.

                                IDS Life Insurance Company   70100 AXP Financial Center   President, Executive Vice
                                                             Minneapolis, MN  55747       President - Risk
                                                                                          Management Products,
                                                                                          Member of Investment
                                                                                          Committee

                                IDS Life Insurance Company   P.O. Box 5144                President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.   200 AXP Financial Center     Director and President
                                                             Minneapolis, MN  55474

                                IDS Life Variable Annuity    70100 AXP Financial Center   Manager
                                Funds A & B                  Minneapolis, MN  55474

Douglas W. Brewers,             American Express Financial   70100 AXP Financial Center   Vice President - Sales
Vice President - Sales Support  Advisors Inc.                Minneapolis, MN  55747       Support

Kenneth I. Chenaut              American Express Company     American Express Tower       President and Chief
Director                                                     World Financial Center       Operating Officer
                                                             New York, NY  10285

Kenneth J. Ciak,                AMEX Assurance Company       200 AXP Financial Center     Director and President
Vice President and General                                   Minneapolis, MN 55474
Manager - IDS Property
Casualty

                                American Express Financial   70100 AXP Financial Center   Vice President and General
                                Advisors Inc.                Minneapolis, MN  55747       Manager - IDS Property
                                                                                          Casualty

                                IDS Property Casualty        1 WEG Blvd.                  Director and President
                                Insurance Company            DePere, WI 54115

Paul A. Connolly,               American Express Financial   70100 AXP Financial Center   Vice President - Retail
Vice President - Retail         Advisors Inc.                Minneapolis, MN  55747       Distribution Services
Distribution Services

James M. Cracchiolo             American Express Financial   70100 AXP Financial Center   President and Chief
President and Chief Executive   Advisors Inc.                Minneapolis, MN  55747       Executive Officer
Officer

Colleen Curran,                 American Express Financial   70100 AXP Financial Center   Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN  55747       Assistant General Counsel
General Counsel

                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel

Luz Maria Davis                 American Express Financial   70100 AXP Financial Center   Vice President -
Vice President -                Advisors Inc.                Minneapolis, MN  55747       Communications
Communications

Robert M. Elconin,              American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Government     Advisors Inc.                Minneapolis, MN  55747       Government Relations
Relations

                                IDS Life Insurance Company   70100 AXP Financial Center   Vice President
                                                             Minneapolis, MN  55747

Gordon M. Fines,                American Express Asset       200 AXP Financial Center     Senior Vice President and
Vice President - Mutual Fund    Management Group Inc.        Minneapolis, MN 55474        Chief Investment Officer
Equity Investments

                                American Express Financial   70100 AXP Financial Center   Vice President - Mutual
                                Advisors Inc.                Minneapolis, MN  55747       Fund Equity Investments

Douglas L. Forsberg,            American Centurion Life      20 Madison Ave. Extension    Director
Vice President - International  Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Express Financial   70100 AXP Financial Center   Vice President -
                                Advisors Inc.                Minneapolis, MN  55747       International

                                American Express Financial   70100 AXP Financial Center   Director, President and
                                Advisors Japan Inc.          Minneapolis, MN  55747       Chief Executive Officer

Peter A. Gallus                 American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Investment     Advisors Inc.                Minneapolis, MN  55747       Investment Administration
Administration

Derek M. Gledhill               American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Integrated     Advisors Inc.                Minneapolis, MN  55747       Integrated Financial
Financial Services Field                                                                  Services Field
Implementation                                                                            Implementation

Harvey Golub,                   American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Executive Officer
                                                             New York, NY  10285

                                American Express Travel                                   Chairman and Chief
                                Related Services Company,                                 Executive Officer
                                Inc.

David A. Hammer,                American Express Financial   70100 AXP Financial Center   Vice President and
Vice President and Marketing    Advisors Inc.                Minneapolis, MN  55747       Marketing Controller
Controller

                                IDS Plan Services of                                      Director and Vice President
                                California, Inc.

Teresa A. Hanratty              American Express Financial   70100 AXP Financial Center   Senior Vice
Director and Senior Vice        Advisors Inc.                Minneapolis, MN  55747       President-Field Management
President - Field Management

Lorraine R. Hart,               AMEX Assurance Company       200 AXP Financial Center     Vice President -
Vice President - Insurance                                   Minneapolis, MN 55474        Investments
Investments

                                American Centurion Life      20 Madison Ave. Extension    Vice President
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President
                                Insurance Company            Minneapolis, MN  55474

                                American Express                                          Director
                                Corporation

                                American Express Financial   70100 AXP Financial Center   Vice President - Insurance
                                Advisors Inc.                Minneapolis, MN  55747       Investments

                                American Partners Life       1751 AXP Financial Center    Director and Vice
                                Insurance Company            Minneapolis, MN  55474       President

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company   70100 AXP Financial Center   Vice President
                                                             Minneapolis, MN  55747

                                IDS Life Series Fund, Inc.   200 AXP Financial Center     Vice President
                                                             Minneapolis, MN  55474

                                IDS Life Variable Annuity    70100 AXP Financial Center   Vice President
                                Funds A and B                Minneapolis, MN  55747

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115

Janis K. Heaney,                American Express Financial   70100 AXP Financial Center   Vice President - Incentive
Vice President - Incentive      Advisors Inc.                Minneapolis, MN  55747       Management
Management

Brian M. Heath                  American Express Financial   70100 AXP Financial Center   Senior Vice President and
Director, Senior Vice           Advisors Inc.                Minneapolis, MN  55747       General Sales Manager
President and General Sales
Manager

Carol A. Holton                 American Express Financial   70100 AXP Financial Center   Vice President - Third
Vice President - Third Party    Advisors Inc.                Minneapolis, MN  55747       Party Distribution
Distribution

                                American Enterprise Life     829 AXP Financial Center     Director, President and
                                Insurance Company            Minneapolis, MN  55474       Chief Executive Officer

                                IDS Life Insurance Company   70100 AXP Financial Center   Director
                                                             Minneapolis, MN  55747

                                IDS Life Insurance Company   20 Madison Ave. Extension    Director
                                of New York                  P.O. Box 5555
                                                             Albany, NY  12205-0555

Darryl G. Horsman,              American Express Trust       200 AXP Financial Center     Director and President
Vice President - Product        Company                      Minneapolis, MN 55474
Development and Technology,
American Express Retirement
Services

                                American Express Asset                                    Vice President
                                Management International
                                Inc.

David R. Hubers,                AMEX Assurance Company       200 AXP Financial Center     Director
Chairman of the Board                                        Minneapolis, MN 55474

                                American Express Financial   70100 AXP Financial Center   Chairman of the Board
                                Advisors Inc.                Minneapolis, MN  55747

Debra A. Hutchinson             American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Relationship   Advisors Inc.                Minneapolis, MN  55747       Relationship Leader
Leader

James M. Jensen,                American Express Financial   70100 AXP Financial Center   Vice President - Advice
Vice President - Advice and     Advisors Inc.                Minneapolis, MN  55747       and Retail Distribution
Retail Distribution Group,                                                                Group, Product,
Product, Compensation and                                                                 Compensation and Field
Field Administration                                                                      Administration

                                IDS Life Insurance Company   70100 AXP Financial Center   Vice President
                                                             Minneapolis, MN  55747

Marietta L. Johns,              American Express Financial   70100 AXP Financial Center   Senior Vice President -
Director and Senior Vice        Advisors Inc.                Minneapolis, MN  55747       Field Management
President - Field Management

Nancy E. Jones,                 American Express Financial   70100 AXP Financial Center   Vice President - Business
Vice President - Business       Advisors Inc.                Minneapolis, MN  55747       Development
Development

                                American Express Service                                  Vice President - Business
                                Corporation                                               Development

John C. Junek                   American Express Financial   70100 AXP Financial Center   Senior Vice President and
Director, Senior Vice           Advisors Inc.                Minneapolis, MN  55747       General Counsel
President and General Counsel

Ora J. Kaine,                   American Express Financial   70100 AXP Financial Center   Vice President - Financial
Vice President - Financial      Advisors Inc.                Minneapolis, MN  55747       Advisory Services
Advisory Services

Linda B. Keene,                 American Express Financial   70100 AXP Financial Center   Vice President - Market
Vice President - Market         Advisors Inc.                Minneapolis, MN  55747       Development
Development

John M. Knight                  American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Investment     Advisors                     Minneapolis, MN  55747       Investment Accounting
Accounting

Claire Kolmodin,                American Express Financial   70100 AXP Financial Center   Vice President - Service
Vice President - Service        Advisors Inc.                Minneapolis, MN  55747       Quality
Quality

Steven C. Kumagai,              American Express Financial   70100 AXP Financial Center   Director and Senior Vice
Director and Senior Vice        Advisors Inc.                Minneapolis, MN  55747       President-Direct and
President - Direct and                                                                    Interactive Group
Interactive Group

                                AMEX Assurance Company       200 AXP Financial Center     Director
                                                             Minneapolis, MN  55474

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

Kurt A Larson,                  American Express Financial   70100 AXP Financial Center   Vice President - Senior
Vice President - Senior         Advisors Inc.                Minneapolis, MN  55747       Portfolio Manager
Portfolio Manager

Lori J. Larson,                 American Express Financial   70100 AXP Financial Center   Vice President - Brokerage
Vice President - Brokerage      Advisors Inc.                Minneapolis, MN  55747       and Direct Services
and Direct Services

Daniel E. Laufenberg,           American Express Financial   70100 AXP Financial Center   Vice President and Chief
Vice President and Chief U.S.   Advisors Inc.                Minneapolis, MN  55747       U.S. Economist
Economist

Jane W. Lee                     American Express Financial   70100 AXP Financial Center   Vice President - New
Vice President - New Business   Advisors Inc.                Minneapolis, MN  55747       Business Development and
Development and Marketing                                                                 Marketing

Peter A. Lefferts,              American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55747       Corporate Strategy and
Corporate Strategy and                                                                    Development
Development

                                American Express Trust                                    Director
                                Company

                                IDS Plan Services of                                      Director
                                California, Inc.

Fred A. Mandell,                American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Distribution   Advisors Inc.                Minneapolis, MN  55747       Distribution Channel
Channel Marketing                                                                         Marketing

Timothy J. Masek                American Express Financial   70100 AXP Financial Center   Vice President and
Vice President and Director     Advisors Inc.                Minneapolis, MN  55747       Director of Global Research
of Global Research

Paula R. Meyer,                 American Express                                          Director
Vice President - Mutual Funds   Corporation

                                American Express Financial   70100 AXP Financial Center   Vice President - Mutual
                                Advisors Inc.                Minneapolis, MN  55747       Funds

                                IDS Certificate Company                                   Director and President

                                Investors Syndicate                                       Director, Chairman of the
                                Development Corporation                                   Board and President

Shashank B. Modak               American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Technology     Advisors Inc.                Minneapolis, MN  55747       Technology Leader
Leader

Pamela J. Moret,                American Express Financial   70100 AXP Financial Center   Senior Vice President -
Director and Senior Vice        Advisors Inc.                Minneapolis, MN  55747       Products Group
President - Products Group

                                American Express Trust                                    Vice President
                                Company

                                American Partners Life       20 Madison Ave. Extension    Director, Chairman of the
                                Insurance Company            P.O. Box 5555                Board
                                                             Albany, NY  12205-0555

                                AMEX Assurance Company       200 AXP Financial Center     Director
                                                             Minneapolis, MN  55474

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company   70100 AXP Financial Center   Chairman of the Board,
                                                             Minneapolis, MN  55747       Chief Executive Officer
                                                                                          and Member of Investment
                                                                                          Committee

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

Barry J. Murphy,                American Express Client      200 AXP Financial Center     Director and President
Director and Executive Vice     Service Corporation          Minneapolis, MN 55474
President - U.S. Retail Group

                                American Enterprise                                       Director
                                Investment Services, Inc.

                                American Express Financial   70100 AXP Financial Center   Senior Vice President
                                Advisors Inc.                Minneapolis, MN  55747

                                IDS Life Insurance Company   70100 AXP Financial Center   Director and Executive
                                                             Minneapolis, MN  55747       Vice President

Mary Owens Neal,                American Express Financial   70100 AXP Financial Center   Vice President - Consumer
Vice President - Consumer       Advisors Inc.                Minneapolis, MN  55747       Marketing
Marketing

Michael J. O'Keefe,             American Express Financial   70100 AXP Financial Center   Vice President - Advisory
Vice President - Advisory       Advisors Inc.                Minneapolis, MN  55747       Business Systems
Business Systems

James R. Palmer,                American Express                                          Director
Vice President - Taxes          Corporation

                                American Express Financial   70100 AXP Financial Center   Vice President - Taxes
                                Advisors Inc.                Minneapolis, MN  55747

                                IDS Life Insurance Company   70100 AXP Financial Center   Vice President
                                                             Minneapolis, MN  55747

Carla P. Pavone,                American Express Financial   70100 AXP Financial Center   Vice President - Product
Vice President - Product        Advisors Inc.                Minneapolis, MN  55747       Business Development
Business Development

                                Public Employee Payment                                   Director and President
                                Company

Kris Petersen                   American Express Financial   70100 AXP Financial Center   Vice President -
Vice President -                Advisors Inc.                Minneapolis, MN  55747       Non-propriety Products
Non-propriety Products

                                IDS Cable Corporation                                     Director

                                IDS Futures Corporation                                   President

                                IDS Management Corporation                                Director and President

                                IDS Realty Corporation                                    Director and President

Susan B. Plimpton,              American Express Financial   70100 AXP Financial Center   Vice President - Marketing
Vice President - Marketing      Advisors Inc.                Minneapolis, MN  55747       Services
Services

Ronald W. Powell,               American Express Financial   70100 AXP Financial Center   Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN  55747       Assistant General Counsel
General Counsel

                                IDS Cable Corporation                                     Vice President and
                                                                                          Assistant Secretary

                                IDS Cable II Corporation                                  Vice President and
                                                                                          Assistant Secretary

                                IDS Management Corporation                                Vice President and
                                                                                          Assistant Secretary

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Assistant Secretary

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Assistant Secretary

James M. Punch,                 American Express Financial   70100 AXP Financial Center   Vice President - Branded
Vice President and Project      Advisors Inc.                Minneapolis, MN  55747       Platform Project
Manager - Branded Platform
Project

Frederick C. Quirsfeld,         American Express Asset       200 AXP Financial Center     Senior Vice President and
Director and Senior Vice        Management Group Inc.        Minneapolis, MN 55474        Senior Portfolio Manager
President - Fixed Income

                                American Express Financial   70100 AXP Financial Center   Senior Vice President -
                                Advisors Inc.                Minneapolis, MN  55747       Fixed Income

Teresa J. Rasmussen             American Express Financial   200 AXP Financial Center     Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55474        Assistant General Counsel
General Counsel

Rollyn C. Renstrom,             American Express Financial   70100 AXP Financial Center   Vice President - Corporate
Vice President - Corporate      Advisors Inc.                Minneapolis, MN  55747       Planning and Analysis
Planning and Analysis

ReBecca K. Roloff,              American Express Financial   70100 AXP Financial Center   Senior Vice President -
Director and Senior Vice        Advisors Inc.                Minneapolis, MN  55747       Field Management and
President - Field Management                                                              Financial Advisory Services
and Financial Advisory
Services

Stephen W. Roszell,             Advisory Capital             200 AXP Financial Center     Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55474
President - Institutional
Group

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial   70100 AXP Financial Center   Senior Vice President -
                                Advisors Inc.                Minneapolis, MN  55747       Institutional

                                American Express Trust                                    Director
                                Company

Erven A. Samsel,                American Express Financial   70100 AXP Financial Center   Senior Vice President -
Director and Senior Vice        Advisors Inc.                Minneapolis, MN  55747       Field Management
President - Field Management

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

Theresa M. Sapp                 American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Relationship   Advisors Inc.                Minneapolis, MN  55747       Relationship Leader
Leader

Stuart A. Sedlacek,             American Enterprise Life     829 AXP Financial Center     Executive Vice President
Director, Senior Vice           Insurance Company            Minneapolis, MN  55474
President and Chief Financial
Officer

                                American Express Financial   70100 AXP Financial Center   Senior Vice President and
                                Advisors Inc.                Minneapolis, MN  55747       Chief Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life       1751 AXP Financial Center    Director and Vice President
                                Insurance Company            Minneapolis, MN  55474

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company   70100 AXP Financial Center   Executive Vice President
                                                             Minneapolis, MN  55747       and Controller

Donald K. Shanks,               AMEX Assurance Company       200 AXP Financial Center     Senior Vice President
Vice President - Property                                    Minneapolis, MN 55474
Casualty

                                American Express Financial   70100 AXP Financial Center   Vice President - Property
                                Advisors Inc.                Minneapolis, MN  55747       Casualty

                                IDS Property Casualty        1 WEG Blvd.                  Senior Vice President
                                Insurance Company            DePere, WI 54115

Judy P. Skoglund,               American Express Financial   70100 AXP Financial Center   Vice President - Quality
Vice President - Quality and    Advisors Inc.                Minneapolis, MN  55747       and Service Support
Service Support

Bridget Sperl,                  American Express Client      200 AXP Financial Center     Senior Vice President -
Senior Vice President -         Service Corporation          Minneapolis, MN 55474        Client Service
Client Service

                                American Express Financial   70100 AXP Financial Center   Vice President
                                Advisors Inc.                Minneapolis, MN  55747

                                Public Employee Payment                                   Director and President
                                Company

Lisa A. Steffes,                American Express Financial   70100 AXP Financial Center   Vice President - Marketing
Vice President - Marketing      Advisors Inc.                Minneapolis, MN  55747       Offer Development
Offer Development

                                AMEX Assurance Company       200 AXP Financial Center     Director
                                                             Minneapolis, MN  55474

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

James J. Strauss,               American Express Financial   70100 AXP Financial Center   Vice President and General
Vice President and General      Advisors Inc.                Minneapolis, MN  55747       Auditor
Auditor

Jeffrey J. Stremcha,            American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Information    Advisors Inc.                Minneapolis, MN  55747       Information Resource
Resource Management/ISD                                                                   Management/ISD

John R. Thomas                  American Express Financial   70100 AXP Financial Center   Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN  55747
-Information and Technology

Keith N. Tufte                  American Express Financial   70100 AXP Financial Center   Vice President and
Vice President and Director     Advisors Inc.                Minneapolis, MN  55747       Director of Equity Research
of Equity Research

Norman Weaver Jr.,              American Express Financial   70100 AXP Financial Center   Senior Vice President -
Director and Senior Vice        Advisors Inc.                Minneapolis, MN  55747       Alliance Group
President - Alliance Group

                                American Express Insurance                                Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

Michael L. Weiner,              American Express Financial   70100 AXP Financial Center   Vice President - Tax
Vice President - Tax Research   Advisors Inc.                Minneapolis, MN  55747       Research and Audit
and Audit

                                IDS Capital Holdings Inc.                                 Vice President

                                IDS Futures Brokerage Group                               Vice President

                                IDS Futures Corporation                                   Vice President, Treasurer
                                                                                          and Secretary

                                IDS Sales Support Inc.                                    Director, Vice President
                                                                                          and Assistant Treasurer

Jeffry F. Welter,               American Express Financial   70100 AXP Financial Center   Vice President - Equity
Vice President - Equity and     Advisors Inc.                Minneapolis, MN  55747       and Fixed Income Trading
Fixed Income Trading

Edwin M. Wistrand,              American Express Financial   70100 AXP Financial Center   Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN  55747       Assistant General Counsel
General Counsel

                                American Express Financial   70100 AXP Financial Center   Vice President and Chief
                                Advisors Japan Inc.          Minneapolis, MN  55747       Legal Officer

Michael D. Wolf,                American Express Asset       200 AXP Financial Center     Executive Vice President
Vice President - Senior         Management Group Inc.        Minneapolis, MN 55474        and Senior Portfolio
Portfolio Manager                                                                         Manager

                                American Express Financial   70100 AXP Financial Center   Vice President - Senior
                                Advisors Inc.                Minneapolis, MN  55747       Portfolio Manager

Michael R. Woodward,            American Express Financial   70100 AXP Financial Center   Senior Vice President -
Director and Senior Vice        Advisors Inc.                Minneapolis, MN  55747       Field Management
President - Field Management

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

David L. Yowan                  American Enterprise                                       Vice President and
Vice President and Corporate    Investment Services                                       Treasurer
Treasurer

                                American Enterprise Life     829 AXP Financial Center     Vice President and
                                Insurance Company            Minneapolis, MN  55747       Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express                                          Vice President and
                                Certificate Company                                       Treasurer

                                American Express Client      200 AXP Financial Center     Vice President and
                                Service Corporation          Minneapolis, MN  55474       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial   70100 AXP Financial Center   Vice President and
                                Advisors Inc.                Minneapolis, MN  55747       Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Personal                                 Treasurer
                                Trust Services, FSB

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Partners Life       1751 AXP Financial Center    Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                IDS Cable Corporation                                     Vice President and
                                                                                          Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Insurance Agency of                                   Vice President and
                                Alabama Inc.                                              Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Massachusetts Inc.                                        Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                New Mexico Inc.                                           Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                New Ohio Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Wyoming Inc.                                              Treasurer

                                IDS Life Insurance Company   20 Madison Ave. Extension    Vice President, Treasurer
                                                             P.O. Box 5555                and Assistant Secretary
                                                             Albany, NY  12205-0555

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund, Inc.   200 AXP Financial Center     Vice President and
                                                             Minneapolis, MN  55474       Treasurer

                                IDS Life Variable Annuity    70100 AXP Financial Center   Vice President and
                                Funds A & B                  Minneapolis, MN  55474       Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corporation                                   Treasurer

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer





Item 6.           PRINCIPAL UNDERWRITERS

           (a) IDS Life is the Principal underwriter for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B. American Express Retirement Advisor Variable AnnuitySM, American
                    Express Retirement Advisor Variable Annuity, IDS Life Flexible AnnuitySM, - Band 3, IDS Life Employee Benefit Annuity, IDS Life Flexible Annuity, IDS Life Flexible Portfolio Annuity, IDS Life Group Variable Annuity Contract, IDS Life Variable Retirement and Combination Retirement Annuities and Symphony Annuity.


Item 6(b) As to each director, officer or partner of the principal underwriter IDS Life Insurance Company:



Item 6(b). Principal Underwriter (IDS Life Insurance Company)
Name and Principal Business Address   Position and Offices with Underwriter     Positions and Offices with
                                                                                Registrant
------------------------------------- ----------------------------------------- -------------------------------------

Gumer C. Alvero                       Director and Executive Vice President -   Manager, President and Chief
70100 AXP Financial Center             Annuities                                Executive Officer
Minneapolis, MN  55474

Timothy V. Bechtold                   Director and President                    Manager
70100 AXP Financial Center
Minneapolis, MN  55474

Robert M. Elconin                     Vice President                            None
70100 AXP Financial Center
Minneapolis, MN  55474

Lorraine R. Hart                      Vice President, Investments               Vice President, Investments
70100 AXP Financial Center
Minneapolis, MN  55474

Eric L. Marhoun                       Vice President, Assistant General         None
70100 AXP Financial Center            Counsel and Assistant Secretary
Minneapolis, MN  55474

Timothy S. Meehan                     Secretary                                 Secretary
70100 AXP Financial Center
Minneapolis, MN  55474

Mary Ellyn Minenko                    Vice President, Assistant General         None
70100 AXP Financial Center            Counsel and Assistant Secretary
Minneapolis, MN  55474

Pamela J. Moret                       Director, Chairman of the Board and       None
70100 AXP Financial Center            Chief Executive Officer
Minneapolis, MN  55474

Barry J. Murphy                       Director and Executive Vice President     None
70100 AXP Financial Center
Minneapolis, MN  55474

James R. Palmer                       Vice President, Taxes                     None
70100 AXP Financial Center
Minneapolis, MN  55474

Teresa J. Rasmussen                   Vice President and General Counsel        General Counsel and Assistant
70100 AXP Financial Center                                                      Secretary
Minneapolis, MN  55474

Stuart A. Sedlacek                    Director and Executive Vice President     None
70100 AXP Financial Center
Minneapolis, MN  55474

Bridget Sperl                         Executive Vice President - Client
70100 AXP Financial Center            Service
Minneapolis, MN  55474

John T. Sweeney                       Executive Vice President - Finance
70100 AXP Financial Center
Minneapolis, MN  55474

Philip C. Wentzel                     Vice President and Controller             Controller
70100 AXP Financial Center
Minneapolis, MN  55474

David L. Yowan                        Vice President, Treasurer and Assistant   Vice President and Treasurer
                                    Secretary





6(c)                          Net Underwriting    Compensation
          Name of Principal    Discounts and           on            Brokerage
             Underwriter        Commissions        Redemption       Commissions    Compensation
          -----------------   ----------------    ------------      -----------    ------------
         IDS Life Insurance      $56,849,306      $18,285,051          None            None
              Company

Item 7.           LOCATION OF ACCOUNTS AND RECORDS

                  IDS Life Insurance Company
                  70100 AXP Financial Center
                  Minneapolis, Minnesota

Item 8.           MANAGEMENT SERVICES

                  Not Applicable.

Item 9.           DISTRIBUTION EXPENSES

                  Not Applicable.

Item 10.          UNDERTAKINGS

                  (a) and (b) These undertakings were filed in Registrant's initial Registration Statement.

                  c) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Life Variable Annuity Fund B, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the city of Minneapolis, and State of Minnesota on the 30th day of April, 2001.


                                  IDS LIFE VARIABLE ANNUITY FUND B

                                  By: /s/  Gumer C. Alvero*
                                     ------------------------
                                           Gumer C. Alvero
                                           President and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of April, 2001.

Signature                                 Title

/s/  Gumer C. Alvero*                     Member of the Board of Managers,
------------------------------------      President and Chief Executive Officer
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                 Member, Board of Managers
------------------------------------
     Timothy V. Bechtold

                                          Member, Board of Managers
------------------------------------
     Rodney P. Burwell

/s/  Lorraine R. Hart*                    Vice President, Investments
------------------------------------
     Lorraine R. Hart

/s/  Jean B. Keffeler*                    Member, Board of Managers
------------------------------------
     Jean B. Keffeler

                                          Member, Board of Managers
------------------------------------
     Thomas R. McBurney

/s/  Philip C. Wentzel*                   Controller
------------------------------------
     Philip C. Wentzel

/s/  David L. Yowan*                      Vice President and Treasurer
------------------------------------
     David L. Yowan

*Signed  pursuant to IDS Life  Variable  Annuity Fund B Power of Attorney  dated
April  25,  2001  filed   electronically herewith as  Exhibit  16(a), by:





/s/Mary Ellyn Minenko
   Mary Ellyn Minenko

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the city of Minneapolis, and State of Minnesota on the 30th day of April, 2001.

                                 IDS LIFE INSURANCE COMPANY

                                 By: /s/  Pamela J. Moret**
                                    ------------------------
                                          Pamela J. Moret
                                          Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of April, 2001.

Signature                                     Title

/s/  Gumer C. Alvero**                        Director and Executive Vice
------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold**                    Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Pamela J. Moret**                        Director, Chairman and
------------------------------------          Chief Executive Officer
     Pamela J. Moret

/s/  Barry J. Murphy**                        Director
------------------------------------
     Barry J. Murphy

/s/  Stuart A. Sedlacek**                     Director and Executive Vice
------------------------------------          President
     Stuart A. Sedlacek

/s/  Bridget Sperl**                          Executive Vice President -
------------------------------------          Client Service
     Bridget Sperl

/s/  John T. Sweeny**                         Executive Vice President -
------------------------------------          Finance
     John T. Sweeny

/s/  Philip C. Wentzel**                      Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  David L. Yowan**                         Vice President, Treasurer,
------------------------------------          and Assistant Secretary
     David L. Yowan


**Signed pursuant to IDS Life Insurance Company Power of Attorney dated April 25, 2001 filed electronically herewith as Exhibit 16(b), by:



/s/Mary Ellyn Minenko
   Mary Ellyn Minenko

                                CONTENTS OF THIS
                         POST-EFFECTIVE AMENDMENT NO. 63
                 TO REGISTRATION STATEMENT NO. 2-47430; 2-29358

This Post-Effective Amendment comprises the following papers and documents.

The facing sheet.

Part I.

         Prospectus.

         Financial Statements.

Part II.

         Other Information.

         Signatures.

         Exhibits.